UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 09/30/2015

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 96.0%
	APPAREL - 2.2%
57,131	Superior Uniform Group, Inc.	$ 1,024,359

	BANKS - 7.1%
70,000	Bank of the Ozarks, Inc.	3,063,200
7,000	First Internet Bancorp	223,650
4,000	QCR Holdings, Inc.	87,480
		3,374,330
	BIOTECHNOLOGY - 0.7%
89,472	Fibrocell Science, Inc. * +	344,467

	CHEMICALS - 3.7%
60,000	PolyOne Corp.	1,760,400

	COMMERCIAL SERVICES - 1.6%
46,500	Newtek Business Services Corp.	763,995

	DISTRIBUTION/WHOLESALE - 4.0%
35,000	Rentrak Corp. * +	1,892,450

	DIVERSIFIED FINANCIAL SERVICES - 12.6%
5,000	Credit Acceptance Corp. * +	984,350
30,000	Encore Capital Group, Inc. * +	1,110,000
35,000	INTL. FCStone, Inc. *	864,150
230,188	MMA Capital Management LLC *	2,999,350
		5,957,850
	ELECTRONICS - 4.2%
296,000	ZAGG, Inc. *	2,009,840

	FOOD - 11.3%
67,500	Cal-Maine Foods, Inc. +	3,686,175
40,000	Pinnacle Foods, Inc.	1,675,200
		5,361,375
	HEALTHCARE-SERVICES - 6.5%
50,000	Almost Family, Inc. *	2,002,500
208,000	Nobilis Health Corp. * +	1,085,760
		3,088,260
	HOME FURNISHINGS - 3.2%
55,000	Bassett Furniture Industries, Inc.	1,531,750

	INSURANCE - 0.7%
6,500	RLI Corp.	347,945

	INTERNET - 1.9%
100,000	Limelight Networks, Inc. *	191,000
30,000	Tucows, Inc. *	694,200
		885,200
	METAL FABRICATE/HARDWARE - 0.9%
20,000	Global Brass & Copper Holdings, Inc.	410,200

CATALYST FUNDS
CATALYST SMALL-CAP BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 96.0% (Continued)
	MISCELLANEOUS MANUFACTURING - 3.8%
34,500	AZZ, Inc.		$ 1,679,805
3,000	Chase Corp.		118,170
			1,797,975
	OIL & GAS - 3.0%
116,000	Trecora Resources *		1,440,720

	OIL & GAS SERVICES - 1.0%
35,000	Rice Midstream Partners LP		466,200

	PHARMACEUTICALS - 10.8%
275,000	Catalyst Pharmaceuticals, Inc. * +		825,000
45,000	La Jolla Pharmaceutical Co. * +		1,250,550
35,000	Lannett Co., Inc. * +		1,453,200
35,000	Neogen Corp. *		1,574,650
			5,103,400
	REAL ESTATE - 4.5%
95,000	Kennedy-Wilson Holdings, Inc.		2,106,150

	RETAIL - 2.9%
7,000	Buffalo Wild Wings, Inc. *		1,354,010

	SAVINGS & LOANS - 1.4%
5,000	BofI Holding, Inc. *		644,150

	SOFTWARE - 3.2%
60,000	Ebix, Inc. +		1,497,600

	TELECOMMUNICATIONS - 2.9%
60,000	GTT Communications, Inc. *		1,395,600

	TRANSPORTATION - 1.9%
200,000	Radiant Logistics, Inc. *		892,000

	TOTAL COMMON STOCK (Cost - $50,614,043)		45,450,226

	WARRANTS - 2.0%	Expiration Date - Exercise Price
	CHEMICALS - 2.0%
20,380	Tronox Ltd. - Class A *	02/14/2018 - $58.99	448,360
21,050	Tronox Ltd. - Class B *	02/14/2018 - $65.10	484,150
	TOTAL WARRANTS (Cost - $2,198,564)		932,510

	SHORT-TERM INVESTMENTS - 28.8%
13,603,964	Fidelity Institutional Money Market Portfolio, Class I, 0.17% ** (a)		13,603,964
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,603,964)		13,603,964

	TOTAL INVESTMENTS - 126.8% (Cost - $66,416,571) (b)		$ 59,986,700
	LIABILITIES LESS OTHER ASSETS - (26.8) %		(12,684,273)
	NET ASSETS - 100.0%		$ 47,302,427

CATALYST FUNDS
CATALYST SMALL-CAP BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at September 30, 2015. Total loaned securities had a value of $13,023,977 on September 30, 2015.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2015. Total collateral had a value of $12,596,060 on September 30, 2015.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $66,229,445 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,125,085
	Unrealized depreciation:	(7,367,830)
	Net unrealized depreciation:	$ (6,242,745)

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 77.0%
	AEROSPACE/DEFENSE - 3.6%
1,400	TransDigm Group, Inc. *	$ 297,374

	AIRLINES - 4.6%
5,500	Delta Air Lines, Inc.	246,785
3,500	Southwest Airlines Co.	133,140
		379,925
	APPAREL - 0.6%
2,500	Superior Uniform Group, Inc.	44,825

	BANKS - 5.2%
6,500	Bank of the Ozarks, Inc.	284,440
3,700	Independent Bank Group, Inc. +	142,191
		426,631
	BIOTECHNOLOGY - 5.9%
7,500	Advaxis, Inc. *	76,725
4,000	Intrexon Corp. * +	127,200
3,400	Medivation, Inc. *	144,500
300	Regeneron Pharmaceuticals, Inc. *	139,542
		487,967
	CHEMICALS - 2.3%
1,500	Air Products & Chemicals, Inc. +	191,370

	COMMERCIAL SERVICES - 3.2%
3,500	Macquarie Infrastructure Corp. +	261,310

	DISTRIBUTION/WHOLESALE - 1.8%
4,000	Fastenal Co. +	146,440

	DIVERSIFIED FINANCIAL SERVICES - 7.2%
1,500	Credit Acceptance Corp. *	295,305
5,500	Encore Capital Group, Inc. * +	203,500
45,420	Ladenburg Thalmann Financial Services, Inc. * +	95,836
		594,641
	FOOD - 9.5%
8,500	Cal-Maine Foods, Inc. +	464,185
7,500	Pinnacle Foods, Inc. +	314,100
		778,285
	HEALTHCARE-SERVICES - 0.5%
7,500	Nobilis Health Corp. *	39,150

	HOME FURNISHINGS - 1.5%
4,500	Bassett Furniture Industries, Inc.	125,325

	PHARMACEUTICALS - 6.4%
4,000	Akorn, Inc. * +	114,020
19,006	OPKO Health, Inc. * +	159,840
1,400	Valeant Pharmaceuticals International, Inc. *	249,732
		523,592
	REAL ESTATE - 2.7%
10,000	Kennedy-Wilson Holdings, Inc. +	221,700

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 77.0% (Continued)
	REITS - 0.8%
1,000	Taubman Centers, Inc. +		$ 69,080

	RETAIL - 17.6%
3,500	L Brands, Inc.		315,455
1,800	O'Reilly Automotive, Inc. * +		450,000
4,250	Tractor Supply Co.		358,360
2,000	Ulta Salon Cosmetics & Fragrance, Inc. *		326,700
			1,450,515
	SOFTWARE - 1.2%
4,000	Ebix, Inc. +		99,840

	TELECOMMUNICATIONS - 1.7%
6,000	GTT Communications, Inc. *		139,560

	TRANSPORTATION - 0.7%
12,500	Radiant Logistics, Inc. *		55,750

	TOTAL COMMON STOCK (Cost - $7,020,482)		6,333,280

Contracts (a)	PURCHASED OPTIONS - 13.8% *	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 12.7%
3,000	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $10.00	328,500
600	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $11.00	86,400
530	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $12.00	96,725
450	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $13.00	96,750
400	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $14.00	102,000
340	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $15.00	105,400
345	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $17.00	143,175
175	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $18.00	84,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,574,685)		1,042,950

	CALL OPTIONS PURCHASED - 1.1%
200	ProShares Ultra VIX Short-Term Futures ETF +	10/16/2015 - $45.00	94,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $170,208)		94,000

	TOTAL PURCHASED OPTIONS (Cost - $1,744,893)		1,136,950

Shares
	SHORT-TERM INVESTMENTS - 28.0%
2,303,817	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		2,303,817
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,303,817)		2,303,817

	TOTAL INVESTMENTS - 118.8% (Cost - $11,069,192) (b)		$ 9,774,047
	LIABILITIES LESS OTHER ASSETS - (18.8) %		(1,546,702)
	NET ASSETS - 100.0%		$ 8,227,345

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (1.5) % *
90	ProShares Ultra VIX Short-Term Futures ETF	01/15/2016 - $90.00	$ 124,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $156,054) (b)		$ 124,200

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for call options written.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $11,013,542 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 126,603
	Unrealized depreciation:	(1,490,298)
	Net unrealized depreciation:	$ (1,363,695)

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 5.3%
27,500	Lockheed Martin Corp.	$ 5,701,025
40,000	TransDigm Group, Inc. *	8,496,400
		14,197,425
	AIRLINES - 6.8%
200,000	Delta Air Lines, Inc.	8,974,000
250,000	Southwest Airlines Co.	9,510,000
		18,484,000
	APPAREL - 1.7%
40,000	L Brands, Inc.	3,605,200
10,000	Under Armour, Inc. - Cl. A *	967,800
		4,573,000
	AUTO PARTS & EQUIPMENT - 0.2%
7,500	Delphi Automotive PLC	570,300

	BEVERAGES - 2.8%
60,000	Constellation Brands, Inc.	7,512,600

	BIOTECHNOLOGY - 7.1%
10,000	Alexion Pharmaceuticals, Inc. *	1,563,900
10,000	Alnylam Pharmaceuticals, Inc. *	803,600
10,000	Amgen, Inc.	1,383,200
115,000	Gilead Sciences, Inc.	11,291,850
40,000	Medivation, Inc. *	1,700,000
5,500	Regeneron Pharmaceuticals, Inc. *	2,558,270
		19,300,820
	BUILDING MATERIALS - 0.3%
5,000	Martin Marietta Materials, Inc.	759,750

	CHEMICALS - 2.0%
13,000	Air Products & Chemicals, Inc.	1,658,540
55,000	CF Industries Holdings, Inc.	2,469,500
15,000	LyondellBasell Industries NV	1,250,400
		5,378,440
	COMPUTERS - 2.9%
70,000	Apple, Inc.	7,721,000

	COSMETICS/PERSONAL CARE - 3.3%
325,000	Coty, Inc. - Cl. A	8,794,500

	DISTRIBUTION/WHOLESALE - 1.0%
32,500	Genuine Parts Co.	2,693,925

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
20,000	Credit Acceptance Corp. *	3,937,400

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
12,500	Acuity Brands, Inc.	2,194,750

	ENGINEERING & CONSTRUCTION - 0.9%
22,500	SBA Communications Corp. - Cl. A *	2,356,650

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMON STOCK - 98.7% (Continued)
	FOOD - 11.3%
15,000	JM Smucker Co.	$ 1,711,350
145,000	Kroger Co.	5,230,150
300,000	Mondelez International, Inc. - Cl. A	12,561,000
265,000	Pinnacle Foods, Inc.	11,098,200
		30,600,700
	HOUSEHOLD PRODUCTS/WARES - 2.6%
85,000	Church & Dwight Co., Inc.	7,131,500

	INSURANCE - 1.7%
35,000	American International Group, Inc.	1,988,700
20,000	Aon PLC	1,772,200
25,000	Voya Financial, Inc.	969,250
		4,730,150
	LEISURE TIME - 0.2%
10,000	Jarden Corp. *	488,800

	OIL & GAS - 1.7%
60,000	Phillips 66	4,610,400

	PHARMACEUTICALS - 8.0%
6,500	Allergan PLC *	1,766,765
30,000	AmerisourceBergen Corp.	2,849,700
12,500	Cardinal Health, Inc.	960,250
35,000	Endo International PLC *	2,424,800
10,000	Mallinckrodt PLC *	639,400
265,000	OPKO Health, Inc. *	2,228,650
60,000	Valient Pharmaceuticals International, Inc. *	10,702,800
		21,572,365
	PIPELINES - 3.2%
125,000	Energy Transfer Equity LP	2,601,250
180,000	Kinder Morgan, Inc.	4,982,400
37,500	Sunoco Logistics Partners LP	1,074,750
		8,658,400
	REITS - 5.3%
67,750	Public Storage	14,337,932

	RETAIL - 25.0%
19,250	AutoZone, Inc. *	13,933,728
75,000	Dollar General Corp.	5,433,000
65,000	Dollar Tree, Inc. *	4,332,900
55,300	O'Reilly Automotive, Inc. *	13,825,000
75,000	Restaurant Brands International, Inc.	2,694,000
161,650	Tractor Supply Co.	13,630,328
12,500	Ulta Salon Cosmetics & Fragrance, Inc. *	2,041,875
45,000	Walgreens Boots Alliance, Inc.	3,739,500
100,000	Yum! Brands, Inc.	7,995,000
		67,625,331
	SOFTWARE - 1.2%
50,000	Fidelity National Information Services, Inc.	3,354,000

	TRANSPORTATION - 1.9%
83,000	Old Dominion Freight Line, Inc. *	5,063,000

	TOTAL COMMON STOCK (Cost - $284,772,911)	266,647,138

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Value

TOTAL INVESTMENTS - 98.7% (Cost - $284,772,911) (a)		$ 266,647,138
OTHER ASSETS LESS LIABILITIES - 1.3%		3,507,382
NET ASSETS - 100.0%		$ 270,154,520

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $286,592,866 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 6,289,182
	Unrealized depreciation:	(26,234,910)
	Net unrealized depreciation:	$ (19,945,728)

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 77.8%
	AEROSPACE/DEFENSE - 2.0%
1,000	TransDigm Group, Inc. * +	$ 212,410

	BANKS - 4.6%
5,750	Bank of the Ozarks, Inc. +	251,620
15,000	Huntington Bancshares, Inc. +	159,000
3,000	QCR Holdings, Inc. +	65,610
		476,230
	BEVERAGES - 1.5%
1,250	Constellation Brands, Inc. +	156,513

	BIOTECHNOLOGY - 3.5%
1,000	Alnylam Pharmaceuticals, Inc. * +	80,360
2,000	Gilead Sciences, Inc. +	196,380
2,000	Medivation, Inc. * +	85,000
		361,740
	COMMERCIAL SERVICES - 1.0%
6,000	Newtek Business Services Corp. +	98,580

	COMPUTERS - 0.9%
3,750	Engility Holdings, Inc. +	96,675

	DISTRIBUTION/WHOLESALE - 3.3%
1,250	Genuine Parts Co. +	103,613
4,500	Rentrak Corp. * +	243,315
		346,928
	DIVERSIFIED FINANCIAL SERVICES - 10.3%
7,500	Altisource Portfolio Solutions SA * +	178,800
1,000	Credit Acceptance Corp. * +	196,870
8,000	INTL. FCStone, Inc. * +	197,520
38,367	MMA Capital Management LLC * +	499,922
		1,073,112
	ELECTRIC - 1.3%
6,250	Dynegy, Inc. * +	129,187

	FOOD - 5.6%
6,500	Cal-Maine Foods, Inc. +	354,965
5,500	Pinnacle Foods, Inc. +	230,340
		585,305
	HEALTHCARE-PRODUCTS - 1.8%
7,000	Insulet Corp. * +	181,370

	HEALTHCARE-SERVICES - 1.9%
5,000	Almost Family, Inc. * +	200,250

	INTERNET - 1.0%
4,500	Tucows, Inc. * +	104,130

	METAL FABRICATE/HARDWARE - 3.0%
15,000	Global Brass & Copper Holdings, Inc. +	307,650

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMON STOCK - 77.8% (Continued)
	MISCELLANEOUS MANUFACTURING - 4.1%
5,000	AZZ, Inc. +	$ 243,450
1,000	Chase Corp. +	39,390
6,500	Trinity Industries, Inc. +	147,355
		430,195
	PHARMACEUTICALS - 8.3%
6,250	Akorn, Inc. * +	178,156
30,000	Catalyst Pharmaceuticals, Inc. * +	90,000
5,000	Lannett Co., Inc. * +	207,600
20,918	OPKO Health, Inc. * +	175,920
1,200	Valeant Pharmaceuticals International, Inc. * +	214,056
		865,732
	REAL ESTATE - 2.4%
1,500	Consolidated-Tomoka Land Co. +	74,700
8,000	Kennedy-Wilson Holdings, Inc. +	177,360
		252,060
	REITS - 7.2%
6,500	Chesapeake Lodging Trust +	169,390
15,000	National Storage Affiliates Trust +	203,250
1,750	Public Storage +	370,352
		742,992
	RETAIL - 9.9%
425	AutoZone, Inc. * +	307,628
2,500	Bob Evans Farms, Inc. +	108,375
1,250	O'Reilly Automotive, Inc. * +	312,500
3,500	Tractor Supply Co. +	295,120
		1,023,623
	SOFTWARE - 2.3%
9,500	Ebix, Inc. +	237,120

	TELECOMMUNICATIONS - 1.9%
85,000	Oclaro, Inc. * +	195,500

	TOTAL COMMON STOCK (Cost - $9,168,200)	8,077,302

	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUNDS - 2.0%
209,427	Fidelity Institutional Money Market Portfolio, Class I, 0.17% ** (Cost - $209,427)	209,427

Principal
	UNITED STATES GOVERNMENT SECURITY - 3.8%
$ 400,000	United States Treasury Bill, 0.240%, due 04/28/2016 + (Cost - $399,570)	399,570

	TOTAL SHORT-TERM INVESTMENTS (Cost - $608,997)	608,997

	TOTAL INVESTMENTS - 83.6% (Cost -$9,777,197) (a)	$ 8,686,299
	OTHER ASSETS LESS LIABILITIES - 16.4%	1,701,376
	NET ASSETS - 100.0%	$ 10,387,675

Shares		Value
	SECURITIES SOLD SHORT - (84.6) % *
	COMMON STOCK - (84.6) %
	COMMERCIAL SERVICES - (13.7) %
128,500	Apollo Education Group, Inc.	$ 1,421,210

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	SECURITIES SOLD SHORT - (84.6) % (Continued) *
	COMMON STOCK - (84.6) % (Continued)
	DIVERSIFIED FINANCIAL SERVICES - (9.2) %
72,063	LendingClub Corp.		$ 953,393

	HOME FURNISHINGS - (1.9) %
23,500	Daktronics, Inc.		203,745

	INTERNET - (45.4) %
13,000	Alibaba Group Holding Ltd. - ADR		766,610
5,000	Qihoo 360 Technology Co. Ltd. - ADR		239,150
157,500	RetailMeNot, Inc.		1,297,800
54,500	Twitter, Inc.		1,468,230
11,500	Wayfair, Inc. - Cl. A		403,190
20,000	Zillow Group, Inc.		540,000
			4,714,980
	LODGING - (2.8) %
5,500	Wynn Resorts Ltd.		292,160

	MACHINERY-DIVERSIFIED - (1.1) %
9,500	Twin Disc, Inc.		117,895

	TELECOMMUNICATIONS - (10.5) %
137,500	Globalstar, Inc.		215,875
57,000	Gogo, Inc.		870,960
			1,086,835

	TOTAL SECURITIES SOLD SHORT (Proceeds - $10,631,409) (a)		$ 8,790,218

ADR - American Depositary Receipt
LLC - Limited Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for securities sold short.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $(771,130) and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,042,686
		Unrealized depreciation:	(1,375,475)
		Net unrealized appreciation:	$ 667,211

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 87.3%
	AUTO PARTS & EQUIPMENT - 3.3%
350	Allison Transmission Holdings, Inc.	$ 9,342

	BANKS - 4.7%
265	Wells Fargo & Co.	13,608

	BUILDING MATERIALS - 3.0%
100	Armstrong World Industries, Inc. *	4,774
146	USG Corp. *	3,887
		8,661
	CHEMICALS - 5.9%
80	Air Products & Chemicals, Inc.	10,206
525	Platform Specialty Products Corp. *	6,641
		16,847
	COMMERCIAL SERVICES - 10.3%
500	B. Riley Financial, Inc.	4,915
200	Brink's Co.	5,402
700	Hertz Global Holdings, Inc. *	11,711
125	United Rentals, Inc. *	7,506
		29,534
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
2,300	Federal Home Loan Mortgage Corp. *	5,060

	ENERGY-ALTERNATE SOURCES - 0.9%
370	SunEdison, Inc. *	2,657

	ENGINEERING & CONSTRUCTION - 2.6%
190	Chicago Bridge & Iron Co. NV	7,535

	FOOD - 14.6%
500	Mondelez International, Inc. - Cl. A	20,935
500	Pinnacle Foods, Inc.	20,940
		41,875
	HEALTHCARE-PRODUCTS - 3.6%
265	Hologic, Inc. *	10,369

	HEALTHCARE-SERVICES - 2.4%
95	DaVita HealthCare Partners, Inc. *	6,871

	HOME BUILDERS - 5.3%
1,418	Green Brick Partners, Inc. *	15,357

	INTERNET - 3.0%
300	Yahoo!, Inc. *	8,673

	MEDIA - 2.8%
300	Twenty-First Century Fox, Inc.	8,121

	OIL & GAS - 2.5%
150	Cheniere Energy, Inc. *	7,245

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 87.3% (Continued)
	PHARMACEUTICALS - 11.2%
95	Valeant Pharmaceuticals International, Inc. *		$ 16,946
370	Zoetis, Inc. - Cl. A		15,237
			32,183
	RETAIL - 4.1%
325	Restaurant Brands International, Inc.		11,674

	SEMICONDUCTORS - 4.0%
300	Integrated Silicon Solution, Inc.		6,447
475	SunEdison Semiconductor Ltd. *		5,007
			11,454
	TRANSPORTATION - 1.3%
25	Canadian Pacific Railway Ltd.		3,589

	TOTAL COMMON STOCK (Cost - $294,217)		250,655

	SHORT-TERM INVESTMENTS - 13.8%
39,627	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		39,627
	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,627)		39,627

	TOTAL INVESTMENTS - 101.1% (Cost - $333,844) (a)		$ 290,282
	LIABILITIES LESS OTHER ASSETS - (1.1) %		(3,073)
	NET ASSETS - 100.0%		$ 287,209

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $333,795 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 10,849
		Unrealized depreciation:	(54,362)
		Net unrealized depreciation:	$ (43,513)

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 91.2%
	BANKS - 5.4%
$ 26,000	Citigroup, Inc.	2.550	4/8/2019	$ 26,239
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,211
				49,450
	BIOTECHNOLOGY - 5.5%
22,000	Amgen, Inc.	5.700	2/1/2019	24,422
26,000	Celgene Corp.	2.250	5/15/2019	26,280
				50,702
	CHEMICALS - 4.3%
40,000	Albemarle Corp.	3.000	12/1/2019	40,174

	COMMERCIAL SERVICES - 4.4%
15,000	Hertz Corp.	4.250	4/1/2018	14,888
25,000	Western Union Co.	3.350	5/22/2019	25,489
				40,377
	COMPUTERS - 2.8%
25,000	Hewlett-Packard Co.	2.750	1/14/2019	25,489

	COSMETICS/PERSONAL CARE - 2.4%
24,000	Avon Products, Inc.	5.750	3/1/2018	21,960

	DIVERSIFIED FINANCIAL SERVICES - 11.2%
45,000	FXCM, Inc.	2.250	6/15/2018	35,100
43,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.500	3/15/2017	43,134
25,000	Synchrony Financial	3.000	8/15/2019	25,198
				103,432
	ELECTRONICS - 2.5%
25,000	Kemet Corp.	10.500	5/1/2018	23,031

	HEALTHCARE-PRODUCTS - 2.7%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,305

	MISCELLANEOUS MANUFACTURING - 1.1%
10,000	Harsco Corp.	5.750	5/15/2018	9,925

	OFFICE/BUSINESS EQUIPMENT - 12.7%
110,000	Pitney Bowes, Inc.	4.750	5/15/2018	116,951

	OIL & GAS - 3.7%
10,000	Chesapeake Energy Corp.	6.500	8/15/2017	9,025
25,000	Southwestern Energy Co.	4.050	1/23/2020	24,857
				33,882
	OIL & GAS SERVICES - 6.1%
60,000	Freeport-McMoran Oil & Gas LLC	6.125	6/15/2019	55,937

	PHARMACEUTICALS - 19.6%
205,000	Herbalife Ltd.	2.000	8/15/2019	180,913

	SOFTWARE - 4.4%
40,000	Fiserv, Inc.	2.700	6/1/2020	40,315

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 91.2% (Continued)
	TELECOMMUNICATIONS - 2.4%
$ 25,000	Sprint Capital Corp.	6.900	5/1/2019		$ 22,000

	TOTAL CORPORATE BONDS (Cost - $843,382)				839,843

Shares
	SHORT-TERM INVESTMENTS - 8.5%
78,476	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *				78,476
	TOTAL SHORT-TERM INVESTMENTS (Cost - $78,476)				78,476

	TOTAL INVESTMENTS - 99.7% (Cost - $921,858) (a)				$ 918,319
	OTHER ASSETS LESS LIABILITIES - 0.3%				2,939
	NET ASSETS - 100.0%				$ 921,258

LLC Limited Liability Company
LP - Limited Partnership
* Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $921,858 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 17,982
				Unrealized depreciation:	(21,521)
				Net unrealized depreciation:	$ (3,539)

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Value

TOTAL INVESTMENTS - 0.0% (Cost - $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		200,000
NET ASSETS - 100.0%		$ 200,000

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $0 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Date	Value
	PURCHASED OPTIONS - 2.4% *
	PUT OPTIONS PURCHASED - 2.3%
1,000	S&P 500 Index Future	10/16/2015 - $1,500	$ 100,000
5,000	S&P 500 Index Future	11/20/2015 - $1,500	4,250,000
7,500	S&P 500 Index Future	12/18/2015 - $1,500	13,312,500
10,000	S&P 500 Index Future	12/31/2015 - $1,500	23,500,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $60,376,250)		41,162,500

	CALL OPTIONS PURCHASED - 0.1%
1,000	S&P 500 Index Future	10/16/2015 - $2,200	12,500
1,000	S&P 500 Index Future	10/16/2015 - $2,220	12,500
1,000	S&P 500 Index Future	10/16/2015 - $2,230	12,500
2,700	S&P 500 Index Future	10/16/2015 - $2,250	33,750
1,500	S&P 500 Index Future	11/20/2015 - $2,150	131,250
2,000	S&P 500 Index Future	11/20/2015 - $2,160	150,000
1,500	S&P 500 Index Future	11/20/2015 - $2,170	75,000
1,000	S&P 500 Index Future	11/20/2015 - $2,280	12,500
1,500	S&P 500 Index Future	11/20/2015 - $2,300	18,750
4,500	S&P 500 Index Future	12/18/2015 - $2,225	225,000
1,000	S&P 500 Index Future	12/18/2015 - $2,230	50,000
4,000	S&P 500 Index Future	12/31/2015 - $2,180	850,000
1,000	S&P 500 Index Future	12/31/2015 - $2,290	12,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $87,275,625)		1,596,250

	TOTAL PURCHASED OPTIONS (Cost - $147,651,875)		42,758,750

Shares
	SHORT-TERM INVESTMENTS - 94.3%
1,563,555,379	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		1,563,555,379
9,000,000	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.21%		9,000,000
9,000,000	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.21% (b)		9,000,000
9,000,000	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Advantage Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Max Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Premier Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Select Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
9,000,000	TCG US Government Ultra Money Market Fund, Institutional Class, 0.22% (b)		9,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,653,555,379)		1,653,555,379

	TOTAL INVESTMENTS - 96.7% (Cost - $1,801,207,254) (c)		$ 1,696,314,129
	OTHER ASSETS LESS LIABILITIES - 3.3%		57,433,031
	NET ASSETS - 100.0%		$ 1,753,747,160

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.6) % *
	PUT OPTIONS WRITTEN - (1.5) %
2,000	S&P 500 Index Future	10/16/2015 - $1,650	$ 600,000
1,000	S&P 500 Index Future	10/16/2015 - $1,680	425,000
1,000	S&P 500 Index Future	10/16/2015 - $1,690	475,000
1,500	S&P 500 Index Future	10/16/2015 - $1,700	787,500
1,000	S&P 500 Index Future	10/16/2015 - $1,710	587,500
1,000	S&P 500 Index Future	10/16/2015 - $1,720	675,000

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Date	Value
	WRITTEN OPTIONS - (1.6) % (Continued) *
	PUT OPTIONS WRITTEN - (1.5) % (Continued)
1,000	S&P 500 Index Future	10/16/2015 - $1,725	$ 725,000
1,000	S&P 500 Index Future	11/20/2015 - $1,600	1,650,000
1,000	S&P 500 Index Future	11/20/2015 - $1,620	1,900,000
3,000	S&P 500 Index Future	11/20/2015 - $1,625	5,850,000
1,000	S&P 500 Index Future	11/20/2015 - $1,630	2,025,000
2,000	S&P 500 Index Future	11/20/2015 - $1,640	4,350,000
2,000	S&P 500 Index Future	11/20/2015 - $1,650	4,650,000
1,000	S&P 500 Index Future	11/20/2015 - $1,660	2,500,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $52,943,750)		27,200,000

	CALL OPTIONS WRITTEN - (0.1) %
6,000	S&P 500 Index Future	10/16/2015 - $2,250	75,000
1,500	S&P 500 Index Future	10/16/2015 - $2,270	18,750
1,000	S&P 500 Index Future	10/16/2015 - $2,280	12,500
50	S&P 500 Index Future	10/16/2015 - $2,290	625
500	S&P 500 Index Future	10/16/2015 - $2,300	6,250
3,500	S&P 500 Index Future	11/20/2015 - $2,200	87,500
6,000	S&P 500 Index Future	11/20/2015 - $2,210	75,000
4,500	S&P 500 Index Future	11/20/2015 - $2,220	56,250
1,750	S&P 500 Index Future	11/20/2015 - $2,225	21,875
1,000	S&P 500 Index Future	11/20/2015 - $2,230	12,500
6,750	S&P 500 Index Future	11/20/2015 - $2,250	84,375
1,000	S&P 500 Index Future	12/18/2015 - $2,175	162,500
15,500	S&P 500 Index Future	12/18/2015 - $2,275	193,750
1,500	S&P 500 Index Future	12/18/2015 - $2,280	18,750
12,000	S&P 500 Index Future	12/31/2015 - $2,230	750,000
1,000	S&P 500 Index Future	12/31/2015 - $2,255	25,000
1,000	S&P 500 Index Future	12/31/2015 - $2,270	12,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $94,582,475)		1,613,125

	TOTAL WRITTEN OPTIONS (Premiums Received - $147,526,225) (c)		$ 28,813,125

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Each contract is equivalent to one of the underlying futures contract.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $1,653,555,379 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares			Value
	MUTUAL FUNDS - 80.0%
	ALTERNATIVE FUNDS - 32.4%
28,440	Catalyst Time Value Trading Fund, Class I *		$ 271,883
29,785	Catalyst/Auctos Multi Strategy Fund, Class I *		455,115
			726,998
	ASSET ALLOCATION FUNDS - 37.4%
52,732	Catalyst Hedged Futures Strategy Fund, Class I		584,270
23,152	Catalyst Macro Strategy Fund, Class I		255,367
			839,637
	EQUITY FUND - 10.2%
23,667	Catalyst Insider Long/Short Fund, Class I		229,565

	TOTAL MUTUAL FUNDS (Cost - $1,829,998)		1,796,200

	SHORT-TERM INVESTMENTS - 20.6%
463,079	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% **		463,079
	TOTAL SHORT-TERM INVESTMENTS (Cost - $463,079)		463,079

	TOTAL INVESTMENTS - 100.6% (Cost - $2,293,077) (a)		$ 2,259,279
	LIABILITIES LESS OTHER ASSETS - (0.6) %		(13,999)
	NET ASSETS - 100.0%		$ 2,245,280

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,293,292 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,785
		Unrealized depreciation:	(37,798)
		Net unrealized depreciation:	$ (34,013)

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Value

TOTAL INVESTMENTS - 0.0% (Cost - $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		100,000
NET ASSETS - 100.0%		$ 100,000

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $0 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 97.9%
	AIRLINES - 2.9%
60,000	Ryanair Holdings PLC - ADR	$ 4,698,000

	BANKS - 9.0%
509,000	First Horizon National Corp.	7,217,620
105,000	Northern Trust Corp.	7,156,800
		14,374,420
	BIOTECHNOLOGY - 3.6%
67,000	Ligand Pharmaceuticals, Inc. *	5,738,550

	COMPUTERS - 8.3%
51,000	Apple, Inc.	5,625,300
180,000	Fortinet, Inc. *	7,646,400
		13,271,700
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
110,000	Nasdaq, Inc.	5,866,300

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.9%
160,000	Energizer Holdings, Inc.	6,193,600

	ENVIRONMENTAL CONTROL - 2.8%
90,000	Waste Management, Inc.	4,482,900

	FOOD - 5.9%
95,000	Hain Celestial Group, Inc. *	4,902,000
127,000	Kroger Co.	4,580,890
		9,482,890
	HOME BUILDERS - 2.0%
110,000	DR Horton, Inc.	3,229,600

	INTERNET - 9.8%
69,000	Expedia, Inc.	8,119,920
72,500	Netflix, Inc. *	7,486,350
		15,606,270
	LEISURE TIME - 5.0%
90,000	Royal Caribbean Cruises Ltd.	8,018,100

	PHARMACEUTICALS - 4.7%
8,120	Allergan PLC *	2,207,097
30,000	Valeant Pharmaceuticals International, Inc. *	5,351,400
		7,558,497
	REITS - 4.1%
190,000	UDR, Inc. - REIT	6,551,200

	RETAIL - 11.1%
46,000	Costco Wholesale Corp.	6,650,220
50,000	Papa John's International, Inc.	3,424,000
47,000	Ulta Salon Cosmetics & Fragrance, Inc. *	7,677,450
		17,751,670

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 97.9% (Continued)
	SOFTWARE - 19.8%
225,000	Activision Blizzard, Inc.		$ 6,950,250
90,000	Imperva, Inc. *		5,893,200
118,000	MSCI, Inc. - Cl. A		7,016,280
55,000	NetEase, Inc. - ADR		6,606,600
110,000	Paychex, Inc.		5,239,300
			31,705,630
	TRANSPORTATION - 1.3%
56,000	Matson, Inc.		2,155,440

	TOTAL COMMON STOCK (Cost - $155,758,896)		156,684,767

	SHORT-TERM INVESTMENTS - 1.6%
2,628,298	Federated Treasury Obligations Fund, Institutional Class, 0.01% **		2,628,298
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,628,298)		2,628,298

	TOTAL INVESTMENTS - 99.5% (Cost - $158,387,194) (a)		$ 159,313,065
	OTHER ASSETS LESS LIABILITIES - 0.5%		760,845
	NET ASSETS - 100.0%		$ 160,073,910

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt
PLC - Public Liability Company
REIT - Real Estate Investments Trust
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $158,387,194 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 7,897,513
		Unrealized depreciation:	(6,971,642)
		Net unrealized appreciation:	$ 925,871

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares			Value
	SHORT-TERM INVESTMENTS - 91.5%
3,268,075	Fidelity Institutional Money Market Portfolio, Class I, 0.14% *		$ 3,268,075
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,268,075)		3,268,075

	TOTAL INVESTMENTS - 91.5% (Cost - $3,268,075) (a)		$ 3,268,075
	OTHER ASSETS LESS LIABILITIES - 8.5%		302,800
	NET ASSETS - 100.0%		$ 3,570,875

* Rate shown represents the rate at September 30, 2015, is subject to change and resets daily
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $3,268,075 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

			Unrealized
Long Contracts			Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (0.5) %
13	10-Year Mini JBG Future, Maturing December 2015
	(Underlying Face Amount at Value $1,608,100)		$ 5,710
7	3-Month Euro (Euribor) Future, Maturing September 2016
	(Underlying Face Amount at Value $1,953,998)		1,074
9	3-Month Sterling (Short Sterling) Future, Maturing September 2016
	(Underlying Face Amount at Value $1,689,953)		4,771
4	90-Day Bank Bill Future, Maturing June 2016
	(Underlying Face Amount at Value $672,571)		1,302
16	90-Day Bank Bill Future, Maturing September 2016
	(Underlying Face Amount at Value $2,690,285)		5,602
7	90-Day Euro$ Future, Maturing September 2016
	(Underlying Face Amount at Value $1,736,175)		4,713
11	Bank Accept Future, Maturing September 2016
	(Underlying Face Amount at Value $2,035,880)		(1,250)
10	Brent Crude Future, Maturing December 2015 +
	(Underlying Face Amount at Value $490,500)		(4,331)
3	Brent Crude Future, Maturing February 2016 +
	(Underlying Face Amount at Value $151,110)		(2,370)
3	Canadian 10-Year Bond Future, Maturing December 2015
	(Underlying Face Amount at Value $317,322)		(1,059)
1	CBOE VIX Future, Maturing October 2015
	(Underlying Face Amount at Value $23,025)		(285)
1	Cocoa Future, Maturing December 2015 +
	(Underlying Face Amount at Value $31,140)		430
8	Crude Oil Future, Maturing December 2015 +
	(Underlying Face Amount at Value $364,480)		(2,605)
16	Crude Oil Future, Maturing February 2016 +
	(Underlying Face Amount at Value $748,160)		(6,062)
3	Dollar Index Future, Maturing December 2015
	(Underlying Face Amount at Value $289,440)		4,133
2	Euro BOBL Future, Maturing December 2015
	(Underlying Face Amount at Value $287,946)		156
1	Euro FX Future, Maturing December 2015
	(Underlying Face Amount at Value $139,750)		(2,275)
1	Euro STOXX 50 Future, Maturing December 2015
	(Underlying Face Amount at Value $34,492)		(4,731)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Unrealized
Long Contracts		Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (0.5) % (Continued)
14	Fed Funds 30-Day Future, Maturing January 2016
	(Underlying Face Amount at Value $5,819,799)	$ 4,313
1	Japanese Yen Future, Maturing December 2015
	(Underlying Face Amount at Value $104,288)	(874)
3	Lean Hogs Future, Maturing December 2015 +
	(Underlying Face Amount at Value $80,070)	4,192
6	Live Cattle Future, Maturing February 2016 +
	(Underlying Face Amount at Value $319,860)	(24,155)
2	Long Gilt Future, Maturing December 2015
	(Underlying Face Amount at Value $360,656)	7,058
19	Natural Gas Future, Maturing November 2015 +
	(Underlying Face Amount at Value $479,560)	(41,893)
1	Nikkei 225 Mini Future, Maturing December 2015
	(Underlying Face Amount at Value $145,183)	(2,634)
7	NY Harbor ULSD Futures, Maturing November 2015 +
	(Underlying Face Amount at Value $451,996)	(5,429)
1	NYMEX E-mini Natural Gas Future, Maturing November 2015 +
	(Underlying Face Amount at Value $6,310)	(590)
1	NYMEX Light Sweet Crude Oil Future, Maturing December 2015 +
	(Underlying Face Amount at Value $22,780)	(158)
2	Soybean Meal Future, Maturing December 2015 +
	(Underlying Face Amount at Value $61,800)	(1,080)
9	Three Month Euro Swiss Franc, Maturing September 2016
	(Underlying Face Amount at Value $2,321,618)	614
3	US 10-Year Future, Maturing December 2015
	(Underlying Face Amount at Value $386,202)	5,813
5	US 5-Year Note (CBT) Future, Maturing December 2015
	(Underlying Face Amount at Value $602,580)	6,023
3	Wheat Mini Future, Maturing December 2015 +
	(Underlying Face Amount at Value $15,383)	205
20	World Sugar #11, Maturing March 2016 +
	(Underlying Face Amount at Value $288,512)	22,765
6	World Sugar #11 Future, Maturing July 2016 +
	(Underlying Face Amount at Value $85,478)	4,648
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS	$ (18,259)
(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 2.3%
(1)	3-Month Sterling (Short Sterling) Future, Maturing December 2015
	(Underlying Face Amount at Value $188,189)	(170)
(15)	90-Day Bank Bill Future, Maturing December 2015
	(Underlying Face Amount at Value $2,517,531)	(1,182)
(4)	90-Day Bank Bill Future, Maturing March 2016
	(Underlying Face Amount at Value $672,505)	(1,028)
(5)	Australian Dollar Future, Maturing December 2015
	(Underlying Face Amount at Value $349,400)	3,731
(13)	Brent Crude Future, Maturing January 2016 +
	(Underlying Face Amount at Value $646,230)	7,690
(3)	Canadian Dollar Future, Maturing December 2015
	(Underlying Face Amount at Value $224,640)	4,800
(1)	COMEX E-mini Copper Future, Maturing December 2015 +
	(Underlying Face Amount at Value $29,250)	(775)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Unrealized
(Short) Contracts		Gain/(Loss)
	OPEN SHORT FUTURES CONTRACTS - 2.3% (Continued)
(1)	Corn Future, Maturing December 2015 +
	(Underlying Face Amount at Value $19,388)	$ (1,313)
(1)	Corn-Mini Future, Maturing December 2015 +
	(Underlying Face Amount at Value $3,878)	(155)
(10)	Crude Oil Future, Maturing January 2016 +
	(Underlying Face Amount at Value $461,600)	9,407
(10)	Crude Oil Future, Maturing March 2016 +
	(Underlying Face Amount at Value $473,700)	3,363
(5)	Crude Oil Future, Maturing April 2016 +
	(Underlying Face Amount at Value $239,550)	2,232
(1)	Gas Oil Future, Maturing November 2015 +
	(Underlying Face Amount at Value $46,700)	1,075
(4)	Lean Hogs Future, Maturing February 2016 +
	(Underlying Face Amount at Value $110,440)	(3,213)
(7)	Live Cattle Future, Maturing December 2015 +
	(Underlying Face Amount at Value $366,590)	32,214
(8)	Mexican Peso Future, Maturing December 2015
	(Underlying Face Amount at Value $234,920)	(1,299)
(2)	Mini Gold Future, Maturing December 2015 +
	(Underlying Face Amount at Value $71,373)	13
(2)	Mini Hang Seng Index Future, Maturing October 2015
	(Underlying Face Amount at Value $53,657)	(630)
(2)	Mini Silver Future, Maturing December 2015 +
	(Underlying Face Amount at Value $29,036)	1,533
(18)	Natural Gas Future, Maturing December 2015 +
	(Underlying Face Amount at Value $486,180)	35,855
(2)	Natural Gas Future, Maturing January 2016 +
	(Underlying Face Amount at Value $56,620)	3,015
(3)	New Zealand Dollar Future, Maturing December 2015
	(Underlying Face Amount at Value $190,830)	1,927
(7)	NY Harbor ULSD Futures, Maturing December 2015 +
	(Underlying Face Amount at Value $457,699)	5,418
(2)	SGX MSCI Singapore Index Future, Maturing October 2015
	(Underlying Face Amount at Value $87,917)	2,982
(3)	Soybean Mini Future, Maturing November 2015 +
	(Underlying Face Amount at Value $26,760)	(478)
(1)	Soybean Oil Future, Maturing December 2015 +
	(Underlying Face Amount at Value $16,404)	1,116
(27)	World Sugar #11, Maturing May 2016 +
	(Underlying Face Amount at Value $387,072)	(25,252)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS	$ 80,876

+ All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 3.3%
2,250	Northrop Grumman Corp.	$ 373,387

	BANKS - 2.9%
12,000	Hancock Holding Co.	324,600

	CHEMICALS - 6.8%
6,750	Celanese Corp.	399,397
7,500	Minerals Technologies, Inc.	361,200
		760,597
	COMMERCIAL SERVICES - 6.2%
13,250	ABM Industries, Inc.	361,858
12,250	Service Corp. International	331,975
		693,833
	COMPUTERS - 7.3%
10,000	Science Applications International Corp.	402,100
15,000	VeriFone Systems, Inc. *	415,950
		818,050
	COSMETICS/PERSONAL CARE - 3.3%
13,500	Coty, Inc. - Cl. A	365,310

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
15,000	Advanced Energy Industries, Inc. *	394,500

	ELECTRONICS - 7.2%
7,000	Arrow Electronics, Inc. *	386,960
20,000	Sanmina Corp. *	427,400
		814,360
	FOOD - 2.9%
7,750	Mondelez International, Inc. - Cl. A	324,493

	HEALTHCARE-SERVICES - 6.8%
11,400	Air Methods Corp. *	388,626
10,000	Amedisys, Inc. *	379,700
		768,326
	INSURANCE - 7.6%
7,225	Aflac, Inc.	419,989
5,500	Assurant, Inc.	434,555
		854,544
	IRON/STEEL - 3.2%
9,500	Nucor Corp.	356,725

	LODGING - 2.9%
21,000	La Quinta Holdings, Inc. *	331,380

	MACHINERY-CONSTRUCTION & MINING - 3.2%
9,750	Oshkosh Corp.	354,218

	MACHINERY-DIVERSIFIED - 6.1%
5,300	Lindsay Corp. +	359,287
10,000	Xylem, Inc.	328,500
		687,787

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 99.4% (Continued)
	REITS - 9.9%
24,000	American Homes 4 Rent - Cl. A		$ 385,920
13,500	Chesapeake Lodging Trust		351,810
30,000	NorthStar Realty Finance Corp.		370,500
			1,108,230
	RETAIL - 12.7%
14,250	Conn's, Inc. * +		342,570
9,000	GNC Holdings, Inc. - Cl. A		363,780
5,250	Jack in the Box, Inc.		404,460
14,000	Sonic Corp.		321,300
			1,432,110
	SEMICONDUCTORS - 3.6%
8,250	Texas Instruments, Inc.		408,540

	TOTAL COMMON STOCK (Cost - $12,106,800)		11,170,990

	SHORT-TERM INVESTMENTS - 6.2%
696,474	Fidelity Institutional Money Market Portfolio, Class I, 0.14% * (a)		696,474
	TOTAL SHORT-TERM INVESTMENTS (Cost - $696,474)		696,474

	TOTAL INVESTMENTS - 105.6% (Cost - $12,803,274) (b)		$ 11,867,464
	LIABILITIES LESS OTHER ASSETS - (5.6) %		(632,408)
	NET ASSETS - 100.0%		$ 11,235,056

* Non-income producing security.
+ Security, or a portion of the security, is out on loan at September 30, 2015. Total loaned securities had a value of $684,693 on September 30, 2015.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2015. Total collateral had a value of $696,474 on September 30, 2015.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,803,274 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 94,291
		Unrealized depreciation:	(1,030,101)
		Net unrealized depreciation:	$ (935,810)

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 91.5%
	AEROSPACE/DEFENSE - 3.0%
6,300	United Technologies Corp.	$ 560,637

	APPAREL - 3.7%
10,000	VF Corp.	682,100

	BANKS - 6.6%
9,650	JPMorgan Chase & Co.	588,360
12,950	Prosperity Bancshares, Inc.	635,974
		1,224,334
	BIOTECHNOLOGY - 6.0%
5,105	Amgen, Inc.	706,124
4,200	Gilead Sciences, Inc.	412,398
		1,118,522
	CHEMICALS - 8.8%
8,500	Eastman Chemical Co.	550,120
5,400	Praxair, Inc.	550,044
7,600	Valspar Corp.	546,288
		1,646,452
	COMPUTERS - 5.0%
8,400	Apple, Inc.	926,520

	DIVERSIFIED FINANCIAL SERVICES - 13.7%
1,950	BlackRock, Inc. - Cl. A	580,066
2,800	Intercontinental Exchange, Inc.	657,972
8,300	T Rowe Price Group, Inc.	576,850
10,560	Visa, Inc. - Cl. A	735,610
		2,550,498
	HEALTHCARE-PRODUCTS - 1.6%
9,250	Baxter International, Inc.	303,863

	HEALTHCARE-SERVICES - 4.6%
7,400	UnitedHealth Group, Inc.	858,474

	LEISURE TIME - 3.3%
5,200	Polaris Industries, Inc.	623,324

	MACHINERY-DIVERSIFIED - 3.1%
7,680	Deere & Co.	568,320

	MEDIA - 8.0%
5,480	FactSet Research Systems, Inc.	875,759
9,000	Time Warner, Inc.	618,750
		1,494,509
	MISCELLANEOUS MANUFACTURING - 2.8%
10,200	Eaton Corp. PLC	523,260

	PHARMACEUTICALS - 7.0%
13,950	Abbott Laboratories	561,069
8,450	AbbVie, Inc.	459,764
9,250	Baxalta, Inc.	291,468
		1,312,301

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 91.5% (Continued)
	PIPELINES - 6.8%
21,360	Kinder Morgan, Inc.		$ 591,245
18,600	Williams Cos, Inc.		685,410
			1,276,655
	REITS - 4.5%
8,500	Digital Realty Trust, Inc.		555,220
5,000	Ventas, Inc.		280,300
			835,520
	TRANSPORTATION - 3.0%
20,875	CSX Corp.		561,537

	TOTAL COMMON STOCK (Cost - $15,138,177)		17,066,826

	SHORT-TERM INVESTMENTS - 8.6%
1,596,469	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *		1,596,469
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,596,469)		1,596,469

	TOTAL INVESTMENTS - 100.1% (Cost - $16,734,646) (a)		$ 18,663,295
	OTHER LIABILITIES LESS ASSETS - (0.1) %		(14,407)
	NET ASSETS - 100.0%		$ 18,648,888

PLC - Public Liability Company
* Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,723,426 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,129,939
		Unrealized depreciation:	(1,190,070)
		Net unrealized appreciation:	$ 1,939,869

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 93.1%
	AEROSPACE/DEFENSE - 3.3%
700	Spirit AeroSystems Holdings, Inc. - Cl. A *	$ 33,838

	APPAREL - 2.4%
600	Michael Kors Holdings Ltd. *	25,344

	BIOTECHNOLOGY - 5.7%
175	Alexion Pharmaceuticals, Inc. *	27,368
320	Gilead Sciences, Inc.	31,421
		58,789
	COMMERCIAL SERVICES - 6.5%
200	FleetCor Technologies, Inc. *	27,524
500	TAL Education Group - ADR *	16,075
400	United Rentals, Inc. *	24,020
		67,619
	COMPUTERS - 7.3%
600	Cognizant Technology Solutions Corp. - Cl. A *	37,566
1,400	Super Micro Computer, Inc. *	38,164
		75,730
	DIVERSIFIED FINANCIAL SERVICES - 11.7%
1,200	Air Lease Corp. - Cl. A	37,104
50	Alliance Data Systems Corp. *	12,949
100	BlackRock, Inc. - Cl. A	29,747
600	Visa, Inc. - Cl. A	41,796
		121,596
	HEALTHCARE-SERVICES - 2.7%
400	ICON PLC *	28,388

	INTERNET - 5.6%
150	Baidu, Inc. - ADR *	20,612
30	Priceline Group, Inc. *	37,106
		57,718
	LEISURE TIME - 3.2%
275	Polaris Industries, Inc.	32,964

	MISCELLANEOUS MANUFACTURING - 1.5%
700	Trinity Industries, Inc.	15,869

	OIL & GAS - 3.0%
1,000	Parsley Energy, Inc. - Cl. A *	15,070
1,000	Rice Energy, Inc. *	16,160
		31,230
	PHARMACEUTICALS - 17.4%
800	Akorn, Inc. *	22,804
140	Allergan PLC *	38,053
400	Express Scripts Holding Co. *	32,384
400	Lannett Co., Inc. *	16,608
200	Perrigo Co. PLC	31,454
225	Valient Pharmaceuticals International, Inc. *	40,135
		181,438

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 93.1% (Continued)
	RETAIL - 9.1%
200	O'Reilly Automotive, Inc. *		$ 50,000
275	Ulta Salon Cosmetics & Fragrance, Inc. *		44,921
			94,921
	SEMICONDUCTORS - 10.8%
350	Ambarella, Inc. *		20,227
450	NXP Semiconductors NV *		39,182
245	Qorvo, Inc. *		11,037
500	Skyworks Solutions, Inc.		42,105
			112,551
	TRANSPORTATION - 2.9%
500	Old Dominion Freight Line, Inc. *		30,500

	TOTAL COMMON STOCK (Cost - $1,017,971)		968,495

	SHORT-TERM INVESTMENTS - 7.7%
80,467	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		80,467
	TOTAL SHORT-TERM INVESTMENTS (Cost - $80,467)		80,467

	TOTAL INVESTMENTS - 100.8% (Cost - $1,098,438) (a)		$ 1,048,962
	LIABILITIES LESS OTHER ASSETS - (0.8) %		(8,243)
	NET ASSETS - 100.0%		$ 1,040,719

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,098,438 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 98,398
		Unrealized depreciation:	(147,874)
		Net unrealized depreciation:	$ (49,476)

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 97.9%
	AIRLINES - 7.4%
3,014	Alaska Air Group, Inc.	$ 239,462
4,002	United Continental Holdings, Inc. *	212,306
		451,768
	AUTO PARTS & EQUIPMENT - 3.5%
7,408	Goodyear Tire & Rubber Co.	217,277

	BIOTECHNOLOGY - 5.6%
547	Biogen, Inc. *	159,620
1,884	Gilead Sciences, Inc.	184,990
		344,610
	CHEMICALS - 3.0%
3,488	Westlake Chemical Corp.	180,992

	COMMERCIAL SERVICES - 3.3%
3,673	Deluxe Corp.	204,733

	COMPUTERS - 9.2%
1,772	Apple, Inc.	195,452
3,261	MAXIMUS, Inc.	194,225
5,923	Teradata Corp. *	171,530
		561,207
	DISTRIBUTION/WHOLESALE - 2.9%
3,133	Fossil Group, Inc. *	175,072

	ELECTRONICS - 3.8%
7,454	Keysight Technologies, Inc. *	229,881

	HEALTHCARE-PRODUCTS - 6.4%
3,381	Align Technology, Inc. *	191,906
1,413	Edwards Lifesciences Corp. *	200,886
		392,792
	HOME BUILDERS - 3.4%
4,065	Thor Industries, Inc.	210,567

	INTERNET - 11.1%
1,813	Expedia, Inc.	213,354
1,903	F5 Networks, Inc. *	220,367
3,448	VeriSign, Inc. *	243,291
		677,012
	MEDIA - 6.4%
1,363	FactSet Research Systems, Inc.	217,821
3,512	Scripps Networks Interactive, Inc.	172,755
		390,576
	OIL & GAS SERVICES - 3.3%
6,610	FMC Technologies, Inc. *	204,910

	RETAIL - 13.1%
338	AutoZone, Inc. *	244,655
3,261	Bed Bath & Beyond, Inc. *	185,942
4,760	GameStop Corp. - Cl. A	196,160
6,076	Gap, Inc.	173,166
		799,923

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares				Value
	COMMON STOCK - 97.9% (Continued)
	SEMICONDUCTORS - 6.0%
12,119	Micron Technology, Inc. *			$ 181,543
2,216	Skyworks Solutions, Inc.			186,609
				368,152
	SOFTWARE - 9.5%
4,928	Aspen Technology, Inc. *			186,820
1,800	Dun & Bradstreet Corp.			189,000
3,033	Electronic Arts, Inc. *			205,486
				581,306

	TOTAL COMMON STOCK (Cost - $6,649,669)			5,990,778

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.8% *
27	S&P 500 Index +	10/16/2015 - $1,930		112,725
	TOTAL PUT OPTIONS PURCHASED (Cost - $144,424)			112,725

Shares
	SHORT-TERM INVESTMENTS - 0.4%
22,050	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **			22,050
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,050)			22,050

	TOTAL INVESTMENTS - 100.1% (Cost - $6,816,143) (b)			$ 6,125,553
	ASSETS LESS OTHER LIABILITIES - (0.1) %			(9,046)
	NET ASSETS - 100.0%			$ 6,116,507

Contracts (a)		Expiration Date - Exercise Price		Value
	PUT OPTIONS WRITTEN - (1.1) % *
27	S&P 500 Index	10/16/2015 - $1,890		$ 70,065
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $110,751) (b)			$ 70,065

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for options written.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written, is $6,769,121 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 176,587
			Unrealized depreciation:	(890,220)
			Net unrealized depreciation:	$ (713,633)

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 99.9%
	ADVERTISING - 4.0%
82,874	Omnicom Group, Inc.	$ 5,461,397

	AEROSPACE/DEFENSE - 8.1%
41,224	Boeing Co.	5,398,283
40,749	General Dynamics Corp.	5,621,325
		11,019,608
	COMMERCIAL SERVICES - 13.4%
72,093	Automatic Data Processing, Inc.	5,793,393
198,144	H&R Block, Inc.	7,172,813
281,880	Western Union Co.	5,175,317
		18,141,523
	COMPUTERS - 7.4%
45,400	Apple, Inc.	5,007,620
34,932	International Business Machines Corp.	5,064,092
		10,071,712
	COSMETICS/PERSONAL CARE - 4.1%
87,960	Colgate-Palmolive Co.	5,581,942

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
103,380	Emerson Electric Co.	4,566,295

	HAND/MACHINE TOOLS - 3.6%
94,325	Lincoln Electric Holdings, Inc.	4,945,460

	HOUSEHOLD PRODUCTS/WARES - 8.6%
93,556	Avery Dennison Corp.	5,292,463
55,056	Clorox Co.	6,360,620
		11,653,083
	MACHINERY-DIVERSIFIED - 3.4%
45,322	Rockwell Automation, Inc.	4,598,823

	MISCELLANEOUS MANUFACTURING - 3.9%
37,147	3M Co.	5,266,330

	OIL & GAS - 7.9%
107,503	Marathon Petroleum Corp.	4,980,614
95,729	Valero Energy Corp.	5,753,313
		10,733,927
	PHARMACEUTICALS - 3.3%
63,013	Mead Johnson Nutrition Co. - Cl. A	4,436,115

	RETAIL - 15.9%
175,711	Best Buy Co., Inc.	6,522,392
163,450	Coach, Inc.	4,728,608
150,056	Gap, Inc.	4,276,596
52,097	Home Depot, Inc.	6,016,682
		21,544,278
	SEMICONDUCTORS - 3.9%
130,053	Linear Technology Corp.	5,247,639

	SOFTWARE - 4.3%
130,229	Microsoft Corp.	5,763,935

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 99.9% (Continued)
	TRANSPORTATION - 4.7%
93,599	CH Robinson Worldwide, Inc.		$ 6,344,140

	TOTAL COMMON STOCK (Cost - $146,862,696)		135,376,207

	SHORT-TERM INVESTMENTS - 0.2%
272,652	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *		272,652
	TOTAL SHORT-TERM INVESTMENTS (Cost - $272,652)		272,652

	TOTAL INVESTMENTS - 100.1% (Cost - $147,135,348) (a)		$ 135,648,859
	LIABILITIES LESS OTHER ASSETS - (0.1) %		(104,851)
	NET ASSETS - 100.0%		$ 135,544,008

* Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $148,125,008 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,437,265
		Unrealized depreciation:	(15,913,414)
		Net unrealized depreciation:	$ (12,476,149)

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 0.1%
	BIOTECHNOLOGY - 0.0%
5,750	Clal Biotechnology Industries Ltd. *	$ 4,375

	ENGINEERING & CONSTRUCTION - 0.0%
2,400	Ludan Engineering Co. Ltd. *	2,615

	HEALTHCARE-PRODUCTS - 0.0%
29,500	BSP Biological Signal Processing Ltd. *	7,354
32,000	Icecure Medical Ltd. *	6,011
		13,365
	HOUSEHOLD PRODUCTS/WARES - 0.0%
255	Albaad Massuot Yitzhak Ltd.	2,920

	INVESTMENT COMPANIES - 0.0%
24,771	Kardan NV *	5,322

	PHARMACEUTICALS - 0.1%
32,500	Kitov Pharmaceuticals Holdings Ltd. *	11,953
40	Perrigo Co. PLC	6,291
		18,244
	PRIVATE EQUITY - 0.0%
29,500	Xenia Venture Capital Ltd. *	9,715

	REAL ESTATE - 0.0%
15,500	Direct Capital Investments Ltd. *	3,508

	SEMICONDUCTORS - 0.0%
500	Tower Semiconductor Ltd. *	6,385
500	Tower Semiconductor Ltd. *	6,435
		12,820
	SOFTWARE - 0.0%
27,956	Somoto Ltd. *	8,094

	TELECOMMUNICATIONS - 0.0%
300	Silicom Ltd.	8,106

	TOTAL COMMON STOCK (Cost - $93,047)	89,084

	EXCHANGE TRADED FUNDS - 0.0%
	ASSET ALLOCATION FUNDS - 0.0%
33	ProShares UltraShort Yen *	2,898

	DEBT FUNDS - 0.0%
25	iShares 1-3 Year Treasury Bond ETF	2,125
5	iShares 10-20 Year Treasury Bond ETF	686
		2,811
	EQUITY FUNDS - 0.0%
225	KSM Insurance Sector 40A *	7,759
3,250	Tachlit Yeter 120 *	8,017
		15,776

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,930)	21,485

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	MUTUAL FUNDS - 0.0%
	CLOSED-END FUNDS - 0.0%
89	Morgan Stanley Emerging Markets Debt Fund, Inc.		$ 741
45	Pioneer Diversified High Income Trust		665
	TOTAL MUTUAL FUNDS (Cost - $1,696)		1,406

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 42.3% *
	PUT OPTIONS PURCHASED - 20.4%
65	Abercrombie & Fitch Co.	01/15/2016 - $23.00	21,288
100	Actuant Corp.	11/20/2015 - $25.00	63,500
895	Apollo Education Group, Inc.	11/20/2015 - $16.00	438,550
2,750	Apollo Education Group, Inc.	02/19/2016 - $14.00	948,750
270	Applied Materials, Inc.	10/16/2015 - $20.00	142,425
100	Atwood Oceanics, Inc.	12/18/2015 - $25.00	98,500
175	Boulder Brands, Inc.	12/18/2015 - $7.50	11,375
150	CONSOL Energy, Inc.	10/16/2015 - $16.00	98,100
140	CONSOL Energy, Inc.	10/16/2015 - $19.00	129,850
100	Corning, Inc.	02/19/2016 - $21.00	42,000
11	CurrencyShares Japanese Yen Trust	01/15/2016 - $85.00	5,280
200	Denbury Resources, Inc.	01/15/2016 - $6.00	71,600
90	Diamond Offshore Drilling, Inc.	12/18/2015 - $22.50	54,000
10	Direxion Daily Energy Bear 3X Shares	10/16/2015 - $20.00	450
80	Direxion Daily Energy Bear 3X Shares	10/16/2015 - $30.00	9,600
185	Direxion Daily Financial Bear 3X Shares	10/16/2015 - $13.00	14,615
65	Direxion Daily Financial Bull 3X Shares	10/16/2015 - $40.00	94,413
40	Direxion Daily Gold Miners Index Bear 3X Shares	12/18/2015 - $30.00	41,400
250	Direxion Daily Gold Miners Index Bull 3X Shares	12/18/2015 - $5.00	61,750
8	Direxion Daily Real Estate Bear 3x Shares	11/20/2015 - $23.00	800
19	Direxion Daily Technology Bear 3X Shares	10/16/2015 - $10.00	1,045
65	Direxion Daily Technology Bear 3X Shares	10/16/2015 - $45.00	24,050
50	Direxion Shares	10/16/2015 - $43.75	76,750
50	Direxion Shares	10/16/2015 - $46.00	104,500
125	Encana Corp.	01/15/2016 - $12.00	70,625
100	Enerplus Corp.	01/15/2016 - $10.00	53,900
75	Ensco PLC	01/15/2016 - $23.00	69,750
1,500	Financial Select Sector SPDR Fund	01/15/2016 - $25.00	385,500
50	Fluor Corp.	01/15/2016 - $55.00	65,500
125	Fossil Group, Inc.	12/18/2015 - $70.00	175,000
220	Freeport-McMoRan, Inc.	10/16/2015 - $15.00	118,800
40	Greif, Inc.	01/15/2016 - $40.00	35,600
100	Helix Energy Solutions Group, Inc.	12/18/2015 - $14.00	93,500
700	Industrial Select Sector SPDR Fund	01/15/2016 - $53.00	294,000
2,000	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $6.00	40,000
3,450	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $7.00	96,600
9,415	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $8.00	522,532
9,050	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $9.00	701,375
12,190	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $10.00	1,334,805
9,520	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $11.00	1,370,880
10,050	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $12.00	1,834,125
8,195	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $13.00	1,761,925
6,820	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $14.00	1,739,100
6,370	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $15.00	1,974,700
625	Kemet Corp.	12/18/2015 - $2.50	53,125

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	PUT OPTIONS PURCHASED - 20.4% (Continued)
740	LendingClub Corp.	10/16/2015 - $16.00	$ 213,120
290	LendingClub Corp.	10/16/2015 - $18.00	140,650
260	LendingClub Corp.	01/15/2016 - $17.00	106,600
80	LendingClub Corp.	01/20/2017 - $20.00	60,400
150	Market Vectors Gold Miners ETF	12/18/2015 - $15.00	34,200
85	Market Vectors Junior Gold Miners ETF	11/20/2015 - $22.00	28,390
125	MBIA, Inc.	01/15/2016 - $7.00	17,000
100	MDU Resources Group, Inc.	01/15/2016 - $20.00	34,000
175	MFC Industrial Ltd	01/15/2016 - $5.00	37,625
40	Michael Kors Holdings Ltd	11/20/2015 - $45.00	18,400
40	Murphy Oil Corp.	01/15/2016 - $45.00	84,800
125	Newmont Mining Corp.	10/16/2015 - $20.00	51,875
60	NRG Energy, Inc.	01/15/2016 - $25.00	62,100
100	Owens-Illinois, Inc.	11/20/2015 - $24.00	35,500
25	ProShares Ultra Silver	01/20/2017 - $42.00	39,875
150	ProShares UltraShort Nasdaq Biotechnology	11/20/2015 - $32.00	21,375
70	SanDisk Corp.	10/16/2015 - $60.00	45,500
35	Schnitzer Steel Industries, Inc.	02/19/2016 - $18.00	18,200
30	SPX Corp.	12/18/2015 - $75.00	85,950
1,100	Technology Select Sector SPDR Fund	01/15/2016 - $42.00	371,250
65	Terex Corp.	01/15/2016 - $25.00	48,295
200	Twitter, Inc.	12/18/2015 - $31.00	105,000
80	Twitter, Inc.	12/18/2015 - $43.00	128,600
290	Twitter, Inc.	01/15/2016 - $34.00	251,720
265	Twitter, Inc.	01/15/2016 - $35.00	247,775
240	Twitter, Inc.	01/15/2016 - $36.00	229,800
150	United States Natural Gas Fund LP	01/16/2015 - $16.00	67,500
1,355	United States Natural Gas Fund LP	01/20/2017 - $12.00	325,200
2,695	United States Natural Gas Fund LP	01/20/2017 - $13.00	811,195
1,435	United States Natural Gas Fund LP	01/20/2017 - $14.00	538,125
1,070	United States Natural Gas Fund LP	01/20/2017 - $15.00	481,500
2,370	United States Natural Gas Fund LP	01/20/2017 - $16.00	1,256,100
870	United States Natural Gas Fund LP	01/20/2017 - $17.00	524,175
10	United States Oil Fund LP	01/20/2017 - $42.00	27,400
235	United States Steel Corp.	10/16/2015 - $16.00	134,890
435	United States Steel Corp.	10/16/2015 - $18.00	332,775
200	United States Steel Corp.	10/16/2015 - $20.00	190,500
70	United States Steel Corp.	01/15/2016 - $20.00	68,250
85	United States Steel Corp.	01/15/2016 - $21.00	91,375
100	Windstream Holdings, Inc.	02/19/2016 - $8.00	32,900
130	Wynn Resorts Ltd	12/18/2015 - $115.00	806,975
325	Yamana Gold, Inc.	01/15/2016 - $3.50	61,750
200	Yelp, Inc.	10/16/2015 - $29.00	149,000
70	Yelp, Inc.	11/20/2015 - $40.00	129,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $26,542,186)		23,893,043

	CALL OPTIONS PURCHASED - 21.9%
270	Aaron's, Inc.	11/20/2015 - $30.00	163,350
130	Aaron's, Inc.	02/19/2016 - $36.00	39,650
65	Abbott Laboratories	01/20/2017 - $45.00	14,885
30	ABIOMED, Inc.	12/18/2015 - $65.00	80,700
80	ACE Ltd	02/19/2016 - $100.00	56,000

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	CALL OPTIONS PURCHASED - 21.9% (Continued)
530	Adeptus Health, Inc.	02/19/2016 - $90.00	$ 607,380
170	Adeptus Health, Inc.	02/19/2016 - $95.00	162,010
160	Adeptus Health, Inc.	02/19/2016 - $105.00	104,000
20	Advance Auto Parts, Inc.	01/20/2017 - $160.00	82,600
34	Aetna, Inc.	01/20/2017 - $105.00	58,565
12	Air Products & Chemicals, Inc.	01/20/2017 - $150.00	6,900
20	Alaska Air Group, Inc.	01/20/2017 - $60.00	47,500
20	Alaska Air Group, Inc.	01/20/2017 - $65.00	40,600
30	Alaska Air Group, Inc.	01/20/2017 - $70.00	51,630
375	Alaska Air Group, Inc.	01/20/2017 - $75.00	540,000
10	Allegiant Travel Co.	01/15/2016 - $190.00	33,850
185	Altria Group, Inc.	01/20/2017 - $47.00	170,200
195	Altria Group, Inc.	01/20/2017 - $50.00	140,400
125	Altria Group, Inc.	01/20/2017 - $55.00	53,750
20	Amgen, Inc.	01/20/2017 - $145.00	29,620
10	Amgen, Inc.	01/20/2017 - $155.00	11,350
35	Amgen, Inc.	01/20/2017 - $160.00	34,650
90	AMN Healthcare Services, Inc.	01/15/2016 - $30.00	25,920
40	Anheuser-Busch InBev SA	01/20/2017 - $120.00	26,800
35	AO Smith Corp.	01/15/2016 - $70.00	8,750
110	AutoZone, Inc.	01/15/2016 - $640.00	1,051,050
105	AutoZone, Inc.	01/15/2016 - $650.00	919,275
105	AutoZone, Inc.	03/18/2016 - $630.00	1,172,850
115	AutoZone, Inc.	03/18/2016 - $650.00	1,101,700
75	Ball Corp.	02/19/2016 - $65.00	27,375
305	Bassett Furniture Industries, Inc.	01/15/2016 - $30.00	52,612
40	Becton Dickinson and Co.	03/18/2016 - $140.00	16,800
10	BioMarin Pharmaceutical, Inc.	01/15/2016 - $120.00	9,500
45	Boeing Co.	01/20/2017 - $130.00	63,112
100	British American Tobacco PLC	03/18/2016 - $110.00	61,500
15	Buffalo Wild Wings, Inc.	01/20/2017 - $180.00	58,050
320	Cal-Maine Foods, Inc.	11/20/2015 - $50.00	182,400
325	Cal-Maine Foods, Inc.	02/19/2016 - $50.00	234,000
150	Campbell Soup Co.	01/20/2017 - $45.00	121,500
12	Cardinal Health, Inc.	01/15/2016 - $85.00	1,500
20	Carter's, Inc.	12/18/2015 - $92.50	7,500
50	Centene Corp.	12/18/2015 - $65.00	4,900
125	Centene Corp.	12/18/2015 - $70.00	5,375
35	Centene Corp.	12/18/2015 - $75.00	613
125	Centene Corp.	03/18/2016 - $70.00	15,625
15	China Biologic Products, Inc.	01/15/2016 - $105.00	5,850
240	Church & Dwight Co., Inc.	01/15/2016 - $85.00	76,800
135	Church & Dwight Co., Inc.	01/15/2016 - $90.00	20,587
35	Cigna Corp.	01/20/2017 - $130.00	67,025
10	Cigna Corp.	01/20/2017 - $150.00	9,625
15	Cigna Corp.	01/20/2017 - $160.00	9,300
16	Clorox Co.	01/20/2017 - $105.00	24,000
150	ConAgra Foods, Inc.	01/20/2017 - $40.00	62,250
26	Constellation Brands, Inc.	01/20/2017 - $110.00	57,720
4	Constellation Brands, Inc.	01/20/2017 - $115.00	7,500
625	Consumer Discretionary Select Sector SPDR Fund	01/15/2016 - $80.00	52,500
400	Consumer Staples Select Sector SPDR Fund	12/18/2015 - $48.00	39,600

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	CALL OPTIONS PURCHASED - 21.9% (Continued)
125	Consumer Staples Select Sector SPDR Fund	01/15/2016 - $49.00	$ 9,250
250	Consumer Staples Select Sector SPDR Fund	01/15/2016 - $51.00	6,375
400	Consumer Staples Select Sector SPDR Fund	01/15/2016 - $52.00	5,800
2,000	Consumer Staples Select Sector SPDR Fund	01/20/2017 - $44.00	1,025,000
300	Consumer Staples Select Sector SPDR Fund	01/20/2017 - $47.00	95,100
400	Consumer Staples Select Sector SPDR Fund	01/20/2017 - $48.00	112,200
70	Consumer Staples Select Sector SPDR Fund	01/20/2017 - $49.00	16,240
45	Costco Wholesale Corp.	01/20/2017 - $130.00	97,425
12	Costco Wholesale Corp.	01/20/2017 - $145.00	16,200
25	Cracker Barrel Old Country Store, Inc.	03/18/2016 - $150.00	20,000
40	Credit Acceptance Corp.	01/15/2016 - $220.00	34,400
10	Credit Acceptance Corp.	01/15/2016 - $250.00	2,950
86	CVS Health Corp.	01/20/2017 - $100.00	66,650
35	Darden Restaurants, Inc.	01/15/2016 - $65.00	18,550
25	Delta Air Lines, Inc.	01/20/2017 - $45.00	17,188
120	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	11/20/2015 - $145.00	6,600
200	Direxion Daily Healthcare Bull 3x Shares	11/20/2015 - $40.00	10,000
35	Dollar General Corp.	01/20/2017 - $70.00	32,550
30	Dollar General Corp.	01/20/2017 - $72.50	23,850
25	Dollar General Corp.	01/20/2017 - $75.00	17,250
275	Dollar Tree, Inc.	01/20/2017 - $70.00	200,750
195	Dollar Tree, Inc.	01/20/2017 - $75.00	105,300
65	Dollar Tree, Inc.	01/20/2017 - $80.00	25,025
20	Domino's Pizza, Inc.	03/18/2016 - $100.00	26,300
110	Domino's Pizza, Inc.	03/18/2016 - $115.00	61,600
175	Dr Pepper Snapple Group, Inc.	02/19/2016 - $80.00	65,625
140	Duke Energy Corp.	01/20/2017 - $70.00	81,200
10	Edwards Lifesciences Corp.	01/20/2017 - $135.00	24,250
35	Edwards Lifesciences Corp.	01/20/2017 - $140.00	77,350
275	Energy Select Sector SPDR Fund	01/20/2017 - $74.00	55,137
52	Energy Transfer Equity LP	01/20/2017 - $32.50	3,510
45	Estee Lauder Cos, Inc.	01/20/2017 - $85.00	32,625
350	Family Dollar Stores, Inc.	01/15/2016 - $75.00	63,000
45	Family Dollar Stores, Inc.	01/20/2017 - $75.00	12,825
400	Financial Select Sector SPDR Fund	12/18/2015 - $26.00	800
115	First Cash Financial Services, Inc.	12/18/2015 - $45.00	8,625
75	First Trust Dow Jones Internet Index Fund	01/15/2016 - $74.00	5,063
40	First Trust Health Care AlphaDEX Fund	12/18/2015 - $65.00	3,600
125	First Trust Health Care AlphaDEX Fund	12/18/2015 - $73.00	8,750
42	Freeport-McMoRan, Inc.	01/20/2017 - $20.00	3,108
25	Freescale Semiconductor Ltd	01/15/2016 - $40.00	4,625
75	General Mills, Inc.	01/20/2017 - $50.00	56,250
240	General Mills, Inc.	01/20/2017 - $55.00	108,000
20	Gilead Sciences, Inc.	01/20/2017 - $100.00	27,720
55	Gilead Sciences, Inc.	01/20/2017 - $110.00	53,350
200	Global X SuperDividend ETF	12/18/2015 - $22.00	14,000
100	GTT Communications, Inc.	11/20/2015 - $25.00	49,000
150	Hanesbrands, Inc.	01/15/2016 - $32.00	9,750
140	Hasbro, Inc.	01/20/2017 - $70.00	121,800
150	Health Care Select Sector SPDR Fund	01/20/2017 - $70.00	62,250
45	Henry Schein, Inc.	01/15/2016 - $140.00	18,450
95	Hershey Co.	01/20/2017 - $85.00	105,450

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	CALL OPTIONS PURCHASED - 21.9% (Continued)
42	Hertz Global Holdings, Inc.	01/20/2017 - $20.00	$ 9,660
35	Home Depot, Inc.	01/15/2016 - $110.00	29,400
150	Hormel Foods Corp.	12/18/2015 - $55.00	115,500
20	Illumina, Inc.	01/20/2017 - $200.00	44,400
100	Interactive Brokers Group, Inc.	01/15/2016 - $40.00	25,500
75	iShares 20+ Year Treasury Bond ETF	01/20/2017 - $120.00	63,937
100	iShares MSCI ACWI ETF	01/15/2016 - $55.00	14,250
40	iShares MSCI ACWI ETF	01/15/2016 - $60.00	2,400
260	iShares MSCI All Country World Minimum Volatility ETF	01/15/2016 - $68.00	22,750
185	iShares MSCI All Country World Minimum Volatility ETF	01/15/2016 - $71.00	13,875
810	iShares MSCI All Country World Minimum Volatility ETF	01/15/2016 - $73.00	56,700
110	iShares MSCI Canada ETF	01/20/2017 - $22.00	26,400
75	iShares MSCI EAFE ETF	01/20/2017 - $62.00	19,125
350	iShares MSCI EAFE Minimum Volatility ETF	12/18/2015 - $66.00	17,500
200	iShares MSCI EAFE Minimum Volatility ETF	12/18/2015 - $68.00	8,000
300	iShares MSCI EAFE Minimum Volatility ETF	12/18/2015 - $69.00	12,000
400	iShares MSCI EAFE Minimum Volatility ETF	12/18/2015 - $70.00	14,000
170	iShares MSCI Emerging Markets Minimum Volatility ETF/Dup	12/18/2015 - $54.00	8,500
350	iShares MSCI Emerging Markets Minimum Volatility ETF/Dup	03/18/2016 - $54.00	50,750
125	iShares MSCI Germany ETF	01/20/2017 - $25.00	29,375
100	iShares MSCI Japan ETF	01/20/2017 - $13.00	4,000
250	iShares MSCI USA Minimum Volatility ETF	12/18/2015 - $41.00	10,000
250	iShares MSCI USA Minimum Volatility ETF	12/18/2015 - $42.00	8,750
2	iShares Nasdaq Biotechnology ETF	01/20/2017 - $400.00	2,760
115	iShares Russell 1000 Growth ETF	02/19/2016 - $101.00	12,075
150	iShares Russell 3000 ETF	02/19/2016 - $140.00	15,750
60	iShares US Real Estate ETF	01/20/2017 - $70.00	30,000
115	J&J Snack Foods Corp.	12/18/2015 - $115.00	55,200
135	JM Smucker Co.	01/15/2016 - $105.00	148,500
90	Johnson & Johnson	01/20/2017 - $92.50	73,530
140	Kimberly-Clark Corp.	01/20/2017 - $110.00	109,900
75	Kinder Morgan, Inc.	01/20/2017 - $45.00	2,025
50	Kirkland's, Inc.	01/15/2016 - $23.50	6,750
185	Kraft Heinz Co.	01/20/2017 - $85.00	112,850
80	Kroger Co.	01/15/2016 - $35.00	20,800
175	Kroger Co.	01/20/2017 - $35.00	80,325
225	Marsh & McLennan Cos, Inc.	01/15/2016 - $55.00	23,625
20	MasterCard, Inc.	01/20/2017 - $90.00	20,600
150	McCormick & Co, Inc.	03/18/2016 - $80.00	76,500
150	McDonald's Corp.	01/20/2017 - $90.00	187,500
20	McKesson Corp.	02/19/2016 - $210.00	7,800
15	Mead Johnson Nutrition Co.	01/20/2017 - $100.00	1,583
150	Merck & Co, Inc.	01/20/2017 - $55.00	37,200
265	Middleby Corp.	12/18/2015 - $105.00	177,550
65	Middleby Corp.	03/18/2016 - $120.00	25,675
50	Mondelez International, Inc.	01/20/2017 - $37.00	37,375
45	Monster Beverage Corp.	01/20/2017 - $130.00	104,625
10	Monster Beverage Corp.	01/20/2017 - $150.00	14,200
150	National Beverage Corp.	01/15/2016 - $20.00	159,750
75	Natural Health Trends Corp.	01/15/2016 - $40.00	24,563
20	Neurocrine Biosciences, Inc.	01/15/2016 - $40.00	16,880

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	CALL OPTIONS PURCHASED - 21.9% (Continued)
20	NIKE, Inc.	01/20/2017 - $110.00	$ 42,200
300	NiSource, Inc.	01/20/2017 - $17.00	78,000
6	Northrop Grumman Corp.	01/15/2016 - $150.00	11,970
30	Old Dominion Freight Line, Inc.	01/15/2016 - $65.00	6,150
45	Old Dominion Freight Line, Inc.	01/15/2016 - $70.00	4,163
25	O'Reilly Automotive, Inc.	11/20/2015 - $220.00	80,125
35	O'Reilly Automotive, Inc.	02/19/2016 - $220.00	118,510
85	O'Reilly Automotive, Inc.	02/19/2016 - $230.00	254,490
295	Papa John's International, Inc.	01/15/2016 - $70.00	116,525
37	Pfizer, Inc.	01/20/2017 - $35.00	5,180
470	Pinnacle Foods, Inc.	12/18/2015 - $42.50	92,825
520	Pinnacle Foods, Inc.	03/18/2016 - $45.00	89,700
400	PowerShares S&P 500 Low Volatility Portfolio	12/18/2015 - $38.00	10,000
825	PowerShares S&P 500 Low Volatility Portfolio	12/18/2015 - $39.00	24,750
700	PowerShares S&P 500 Low Volatility Portfolio	03/18/2016 - $38.00	36,750
20	PPG Industries, Inc.	02/19/2016 - $100.00	3,350
5	ProShares Short VIX Short-Term Futures ETF	01/15/2016 - $77.00	500
65	ProShares Short VIX Short-Term Futures ETF	01/15/2016 - $90.00	1,950
17	ProShares Short VIX Short-Term Futures ETF	01/20/2017 - $79.00	14,875
10	ProShares Short VIX Short-Term Futures ETF	01/20/2017 - $82.00	8,200
125	ProShares Short VIX Short-Term Futures ETF	01/20/2017 - $90.00	87,500
100	ProShares UltraShort Yen	01/20/2017 - $90.00	79,500
35	Public Storage	12/18/2015 - $180.00	113,050
45	Retrophin, Inc.	03/18/2016 - $30.00	6,975
370	Reynolds American, Inc.	01/20/2017 - $35.00	358,900
152	Reynolds American, Inc.	01/20/2017 - $37.50	116,280
480	Reynolds American, Inc.	01/20/2017 - $40.00	280,800
55	Rock-Tenn Co.	01/15/2016 - $55.00	24,200
80	Rollins, Inc.	11/20/2015 - $25.00	17,600
220	Ross Stores, Inc.	01/20/2017 - $45.00	183,700
115	Ross Stores, Inc.	01/20/2017 - $47.50	79,925
360	Ross Stores, Inc.	01/20/2017 - $50.00	207,000
1,410	Ross Stores, Inc.	01/20/2017 - $52.50	633,090
30	Sherwin-Williams Co.	03/18/2016 - $250.00	21,900
15	Sherwin-Williams Co.	03/18/2016 - $270.00	4,538
10	Skechers U.S.A., Inc.	01/20/2017 - $100.00	45,750
10	Skechers U.S.A., Inc.	01/20/2017 - $110.00	39,450
15	Skyworks Solutions, Inc.	02/19/2016 - $95.00	7,950
20	Skyworks Solutions, Inc.	02/19/2016 - $100.00	8,000
10	Skyworks Solutions, Inc.	01/20/2017 - $75.00	21,550
42	Southwestern Energy Co.	01/20/2017 - $28.00	1,281
6	SPDR Dow Jones Industrial Average ETF Trust	01/20/2017 - $170.00	5,115
275	SPDR S&P 500 ETF Trust	9/30/2015 - $219.00	275
400	SPDR S&P 500 ETF Trust	12/15/2017 - $185.00	925,400
655	SPDR S&P 500 ETF Trust	12/15/2017 - $190.00	1,342,750
1,520	SPDR S&P 500 ETF Trust	12/15/2017 - $195.00	2,690,400
400	SPDR S&P 500 ETF Trust	12/15/2017 - $200.00	619,200
420	SPDR S&P 500 ETF Trust	12/15/2017 - $205.00	537,600
535	SPDR S&P 500 ETF Trust	12/15/2017 - $210.00	601,875
580	SPDR S&P 500 ETF Trust	12/15/2017 - $215.00	515,040
110	SPDR S&P 500 ETF Trust	12/15/2017 - $220.00	87,450

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 42.3% (Continued)*
	CALL OPTIONS PURCHASED - 21.9% (Continued)
154	Sprint Corp.	01/20/2017 - $5.00	$ 12,474
30	Starbucks Corp.	01/20/2017 - $50.00	31,350
150	Stepan Co.	12/18/2015 - $45.00	24,000
60	Steven Madden Ltd	12/18/2015 - $40.00	6,600
85	Sysco Corp.	01/20/2017 - $37.00	34,850
525	Technology Select Sector SPDR Fund	01/20/2017 - $45.00	66,675
20	Thermo Fisher Scientific, Inc.	01/15/2016 - $125.00	10,000
10	Time Warner Cable, Inc.	01/20/2017 - $180.00	19,000
90	Tractor Supply Co.	01/15/2016 - $85.00	45,900
45	Tractor Supply Co.	01/15/2016 - $90.00	13,500
65	TransDigm Group, Inc.	02/19/2016 - $210.00	103,350
115	Travelers Cos, Inc.	10/16/2015 - $100.00	16,675
245	Travelers Cos, Inc.	01/20/2017 - $100.00	192,325
70	Tucows, Inc.	02/19/2016 - $25.00	15,225
40	Ulta Salon Cosmetics & Fragrance, Inc.	01/20/2017 - $150.00	127,200
25	Under Armour, Inc.	01/20/2017 - $90.00	52,500
200	Unilever PLC	02/19/2016 - $40.00	51,000
125	Universal Insurance Holdings, Inc.	02/19/2016 - $25.00	72,500
110	Utilities Select Sector SPDR Fund	01/15/2016 - $42.00	22,550
5	Valeant Pharmaceuticals International, Inc.	01/20/2017 - $250.00	9,750
25	Vanguard	01/20/2017 - $40.00	2,375
90	Vanguard Dividend Appreciation ETF	02/19/2016 - $76.00	19,125
80	Vanguard FTSE Developed Markets ETF	12/18/2015 - $41.00	4,000
825	Vanguard FTSE Developed Markets ETF	03/18/2016 - $40.00	24,750
175	Vanguard FTSE Emerging Markets ETF	01/20/2017 - $35.00	45,500
20	Vanguard FTSE Europe ETF	01/20/2017 - $54.00	4,350
35	Vanguard Growth ETF	12/18/2015 - $112.00	1,750
35	Vanguard Health Care ETF	12/18/2015 - $142.00	1,925
130	Vanguard High Dividend Yield ETF	01/15/2016 - $65.00	10,725
65	Vanguard REIT ETF	01/15/2016 - $77.00	13,650
70	Vanguard Total International Stock ETF	01/15/2016 - $51.00	3,500
70	Wabtec Corp.	01/15/2016 - $90.00	34,650
298	Wabtec Corp.	01/15/2016 - $95.00	87,165
60	Wal-Mart Stores, Inc.	12/18/2015 - $70.00	3,060
50	Wal-Mart Stores, Inc.	01/20/2017 - $65.00	25,250
215	Wal-Mart Stores, Inc.	01/20/2017 - $70.00	66,650
30	Walt Disney Co.	01/20/2017 - $110.00	24,900
110	Waste Management, Inc.	01/20/2017 - $45.00	67,650
185	Waste Management, Inc.	01/20/2017 - $47.00	88,800
100	Waste Management, Inc.	01/20/2017 - $50.00	31,250
100	WisdomTree Emerging Markets SmallCap Dividend Fund	12/18/2015 - $43.00	3,500
70	WW Grainger, Inc.	01/15/2016 - $220.00	48,510
25	Yum! Brands, Inc.	01/20/2017 - $85.00	19,062
46	Yum! Brands, Inc.	01/20/2017 - $90.00	26,795
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,040,121)		25,702,956

	TOTAL OPTIONS PURCHASED (Cost - $61,582,307)		49,595,999

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 67.6%
	MONEY MARKET FUNDS - 4.3%
500,000	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.21% (b)	$ 500,000
500,000	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.21% * (b)	500,000
500,000	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Advantage Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Max Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Premier Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Select Money Market Fund, Institutional Class, 0.22% (b)	500,000
500,000	TCG US Government Ultra Money Market Fund, Institutional Class, 0.22% (b)	500,000
	TOTAL MONEY MARKET FUNDS (Cost - $5,000,000)	5,000,000

Principal
	UNITED STATES GOVERNMENT SECURITIES - 63.3%
$ 12,200,000	United States Treasury Bill, 0.085%, 10/15/2015	12,199,926
40,000,000	United States Treasury Bill, 0.240%, 04/28/2016	39,961,015
22,200,000	United States Treasury Bill, 0.415%, 09/15/2016	22,133,131
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $74,294,072)	74,294,072

	TOTAL SHORT-TERM INVESTMENTS (Cost - $79,294,072)	79,294,072

	TOTAL INVESTMENTS - 110.0% (Cost - $140,993,052) (c)	$ 129,002,046
	LIABILITIES LESS OTHER ASSETS - (10.0) %	(11,694,428)
	NET ASSETS - 100.0%	$ 117,307,618

Shares		Value
	SECURITIES SOLD SHORT - (27.8) % *
	EXCHANGED TRADED FUNDS - (27.8) % *
	ASSET ALLOCATION FUNDS - (0.1) %
2,850	Direxion Daily Emerging Markets Bear 3X Shares	$ 142,871

	COMMODITY FUNDS - (8.8) %
27,000	VelocityShares 3x Inverse Crude ETN	2,875,230
200,000	VelocityShares 3x Inverse Natural Gas ETN	1,564,000
350,000	VelocityShares 3x Long Crude ETN	3,717,000
9,500	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index	83,220
325,000	VelocityShares 3x Long Natural Gas ETN	2,063,750
		10,303,200
	EQUITY FUNDS - (18.9) %
7,425	Direxion Daily Energy Bear 3X Shares	243,911
5,000	Direxion Daily Russia Bull 3x Shares	67,850
2,375	Direxion Daily Semiconductors Bear 3x Shares	139,721
14,000	Direxion Daily Small Cap Bull 3X Shares	826,000
41,000	Direxion Daily Small Cap Bear 3X Shares	543,660
240,000	iPATH S&P 500 VIX Short-Term Futures ETN	6,144,000
260,000	ProShares Short VIX Short-Term Futures ETF	12,386,400
20,000	ProShares UltraPro Short QQQ	525,400
25,000	ProShares UltraShort Dow30	595,750
15,000	ProShares UltraShort Russell2000	650,700
		22,123,392

	TOTAL SECURITIES SOLD SHORT (Proceeds - $31,847,602) (c)	$ 32,569,463

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.2) % *
	PUT OPTIONS WRITTEN - (0.0) %
10	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $3.00	$ 1,350
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,539)		1,350

	CALL OPTIONS WRITTEN - (0.2) %
600	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $60.00	184,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $182,373)		184,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $183,912) (c)		$ 185,850

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, put options written and call options written, is $109,112,708 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 6,026,593
	Unrealized depreciation:		(18,892,568)
	Net unrealized depreciation:		$ (12,865,975)

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 92.8%
	AEROSPACE/DEFENSE - 2.6%
168,000	Kratos Defense & Security Solutions, Inc. *	$ 708,960

	AGRICULTURE - 7.7%
78,000	GrainCorp Ltd.	495,612
7,500	Imperial Tobacco Group PLC - ADR	776,250
29,000	Swedish Match AB	873,561
		2,145,423
	AUTO MANUFACTURERS - 2.4%
48,500	Ford Motor Co. (a)	658,145

	BEVERAGES - 3.1%
10,300	Molson Coors Brewing Co. (a)	855,106

	CHEMICALS - 2.0%
27,500	Potash Corp. of Saskatchewan, Inc. (a)	565,125

	CLOSED-END FUND - 1.0%
25,250	Central Fund of Canada Ltd.	267,398

	COMMERCIAL SERVICES - 1.5%
410,000	Bangkok Expressway PCL	408,625

	COMPUTERS - 2.0%
20,000	VeriFone Systems, Inc. * (a)	554,600

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
57,228	JSE Ltd.	533,785

	ENVIRONMENTAL CONTROL - 2.6%
30,200	Tetra Tech, Inc.	734,162

	FOOD - 16.8%
19,000	Campbell Soup Co.	962,920
7,000	Ingredion, Inc.	611,170
12,550	Nestle SA - ADR	944,262
87,000	Orkla ASA	643,779
28,307	Snyder's-Lance, Inc.	954,795
24,000	Tiger Brands Ltd.	528,908
		4,645,834
	GAS - 2.2%
10,000	AGL Resources, Inc.	610,400

	HOUSEHOLD PRODUCTS/WARES - 2.1%
32,000	Reckitt Benckiser Group PLC - ADR	584,000

	INTERNET - 4.9%
3,500	eBay, Inc. *	85,540
21,900	Symantec Corp.	426,393
249,862	TeleCommunication Systems, Inc. - Cl. A *	859,525
		1,371,458

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 92.8% (Continued)
	INVESTMENT COMPANIES - 2.1%
7,609	Groupe Bruxelles Lambert SA		$ 572,371

	MEDIA - 2.7%
11,000	Discovery Communications, Inc. *		267,190
20,000	Vivendi SA		471,579
			738,769
	OIL & GAS - 6.6%
20,000	BP PLC - ADR		611,200
8,700	Exxon Mobil Corp.		646,845
12,000	Royal Dutch Shell PLC - ADR		568,680
			1,826,725
	PHARMACEUTICALS - 10.4%
8,500	Johnson & Johnson		793,475
11,500	Novartis AG - ADR		1,057,080
21,900	Sanofi - ADR		1,039,593
			2,890,148
	RETAIL - 6.4%
19,600	Bob Evans Farms, Inc.		849,660
107,400	Wendy's Co. (a)		929,010
			1,778,670
	SOFTWARE - 3.5%
22,000	Microsoft Corp. (a)		973,720

	TELECOMMUNICATIONS - 8.3%
20,000	Cisco Systems, Inc.		525,000
58,000	Orange SA - ADR		876,960
28,000	Vodafone Group PLC - ADR		888,720
			2,290,680

	TOTAL COMMON STOCK (Cost - $26,158,660)		25,714,104

	SHORT-TERM INVESTMENTS - 7.4%
2,063,892	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		2,063,892
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,063,892)		2,063,892

	TOTAL INVESTMENTS - 100.2% (Cost - $28,222,552) (c)		$ 27,777,996
	LIABILITIES LESS OTHER ASSETS - (0.2) %		(46,573)
	NET ASSETS - 100.0%		$ 27,731,423

Contracts (b)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.3) % *
120	Ford Motor Co.	12/18/2015 - $17.00	$ 360
100	Microsoft Corp.	01/15/2016 - $47.00	10,800
40	Molson Coors Brewing Co.	01/15/2016 - $80.00	30,920
63	Molson Coors Brewing Co.	04/15/2016 - $90.00	28,665
90	Potash Corp. Saskatchewan, Inc.	01/15/2016 - $37.00	360
80	VeriFone Systems, Inc.	01/15/2016 - $40.00	400
224	Wendy's Co.	01/15/2016 - $10.00	4,480
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $148,095) (c)		$ 75,985

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for and is subject to call options written.
(b) One contract is equivalent to 100 shares of the underlying common stock.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $28,083,210 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,113,554
	Unrealized depreciation:	(2,494,753)
	Net unrealized depreciation:	$ (381,199)

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 56.0%
	AEROSPACE/DEFENSE - 0.4%
17,000	Kratos Defense & Security Solutions, Inc. *	$ 71,740

	AGRICULTURE - 3.8%
4,300	Imperial Tobacco Group PLC - ADR	445,050
7,500	Swedish Match AB	225,921
		670,971
	AUTO MANUFACTURERS - 1.6%
21,000	Ford Motor Co.	284,970

	BEVERAGES - 3.3%
7,000	Molson Coors Brewing Co. (a)	581,140

	CHEMICALS - 1.3%
11,000	Potash Corp. of Saskatchewan, Inc.	226,050

	CLOSED-END FUND - 0.4%
7,500	Central Fund of Canada Ltd.	79,425

	COMMERCIAL SERVICES - 0.8%
149,900	Bangkok Expressway PCL	149,397

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
37,010	JSE Ltd.	345,205

	ENVIRONMENTAL CONTROL - 2.0%
14,271	Tetra Tech, Inc.	346,928

	FOOD - 9.4%
4,500	Campbell Soup Co.	228,060
4,300	Ingredion, Inc.	375,433
3,650	Nestle SA - ADR	274,626
52,000	Orkla ASA	384,788
11,564	Snyder's-Lance, Inc.	390,054
		1,652,961
	HOUSEHOLD PRODUCTS/WARES - 1.7%
17,000	Reckitt Benckiser Group PLC - ADR	310,250

	INTERNET - 1.7%
86,000	TeleCommunication Systems, Inc. - Cl. A *	295,840

	INVESTMENT COMPANIES - 1.9%
4,391	Groupe Bruxelles Lambert SA	330,303

	MEDIA - 3.5%
13,000	Discovery Communications, Inc. *	315,770
12,800	Vivendi SA	301,811
		617,581
	OIL & GAS - 2.6%
5,500	BP PLC - ADR	168,080
6,000	Royal Dutch Shell PLC - ADR	284,340
		452,420

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares				Value
	COMMON STOCK - 56.0% (Continued)
	PHARMACEUTICALS - 7.9%
4,400	Johnson & Johnson			$ 410,740
4,725	Novartis AG - ADR			434,322
11,500	Sanofi - ADR			545,905
				1,390,967
	RETAIL - 4.8%
5,000	Bob Evans Farms, Inc.			216,750
72,200	Wendy's Co. (a)			624,530
				841,280
	TELECOMMUNICATIONS - 7.0%
14,500	Cisco Systems, Inc.			380,625
27,500	Orange SA - ADR			415,800
14,090	Vodafone Group PLC - ADR			447,216
				1,243,641

	TOTAL COMMON STOCK (Cost - $9,495,967)			9,891,069

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 36.8%
	AEROSPACE/DEFENSE - 1.7%
$ 300,000	Embraer Overseas Ltd.	6.375	1/24/2017	307,500

	BEVERAGES - 1.8%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	309,952

	BUILDING MATERIALS - 2.0%
348,000	Lafarge SA	6.500	7/15/2016	359,169

	COMMERCIAL SERVICES - 0.6%
100,000	RR Donnelley & Sons Co.	6.125	1/15/2017	102,250

	COMPUTERS - 4.3%
500,000	Dell, Inc.	3.100	4/1/2016	500,000
250,000	Unisys Corp.	6.250	8/15/2017	255,625
				755,625
	DIVERSIFIED FINANCIAL SERVICES - 10.5%
419,000	Aircastle Ltd.	6.750	4/15/2017	437,855
350,000	Ally Financial, Inc.	3.500	7/18/2016	350,882
125,000	Ally Financial, Inc.	5.500	2/15/2017	128,125
100,000	International Lease Finance Corp.	5.750	5/15/2016	101,500
206,000	International Lease Finance Corp.	8.750	3/15/2017	221,450
356,000	Springleaf Finance Corp.	5.750	9/15/2016	361,767
250,000	Springleaf Finance Corp.	5.400	12/1/2015	250,000
				1,851,579
	FOOD - 0.6%
100,000	Dean Holding Co.	6.900	10/15/2017	104,750

	HEALTHCARE-SERVICES - 0.6%
101,000	HCA, Inc.	7.190	11/15/2015	101,379

	HOME BUILDERS - 2.3%
410,000	K Hovnanian Enterprises, Inc.	11.875	10/15/2015	406,925

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 36.8% (Continued)
	IRON/STEEL - 2.1%
$ 70,000	ArcelorMittal	4.500	3/1/2016	$ 70,945
324,000	United States Steel Corp.	6.050	6/1/2017	308,610
				379,555
	LODGING - 1.5%
258,000	MGM Resorts International	6.875	4/1/2016	261,548

	MACHINERY-DIVERSIFIED - 1.7%
300,000	CNH Industrial Capital LLC	3.875	11/1/2015	299,250

	OIL & GAS - 1.1%
192,000	Petrobras Global Finance BV	3.875	1/27/2016	188,640

	PACKAGING & CONTAINERS - 1.2%
200,000	Greif, Inc.	6.750	2/1/2017	207,500

	PIPELINES - 0.7%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	133,254

	RETAIL - 1.5%
250,000	JC Penney Corp., Inc.	7.650	8/15/2016	257,500

	TELECOMMUNICATIONS - 2.6%
320,000	Sprint Communications, Inc.	6.000	12/1/2016	315,400
147,000	Telecom Italia Capital SA	5.250	10/1/2015	147,000
				462,400

	TOTAL CORPORATE BONDS (Cost - $6,589,707)			6,488,776

Shares
	SHORT-TERM INVESTMENTS - 6.7%
1,190,064	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **			1,190,064
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,190,064)			1,190,064

	TOTAL INVESTMENTS - 99.5% (Cost - $17,275,738) (c)			$ 17,569,909
	OTHER ASSETS LESS LIABILITIES - 0.5%			89,404
	NET ASSETS - 100.0%			$ 17,659,313

Contracts (b)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.2) % *
3	Molson Coors Brewing Co.	04/15/2016 - $85.00		$ 1,935
67	Molson Coors Brewing Co.	04/15/2016 - $90.00		30,485
150	Wendy's Co.	01/15/2016 - $10.00		3,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $38,910) (c)			$ 35,420

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Liability Company
(a) All or a portion of this security is segregated as collateral for and is subject to call options written.
(b) Each contract is equivalent to 100 shares of the underlying common stock.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $17,237,254 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 1,217,017
	Unrealized depreciation:			(919,782)
		Net unrealized appreciation:		$ 297,235

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares			Value
	COMMON STOCK - 99.7%
	GAS - 2.4%
8,272	Western Gas Equity Partners LP		$ 326,165

	MINING - 1.2%
11,748	US Silica Holdings, Inc.		165,529

	OIL & GAS - 3.8%
23,368	EQT GP Holdings LP *		531,388

	OIL & GAS SERVICES - 13.1%
5,610	Exterran Holdings, Inc.		100,980
26,255	Targa Resources Corp.		1,352,658
62,648	TETRA Technologies, Inc. *		370,250
			1,823,888
	PIPELINES - 79.2%
2,149	Buckeye Partners LP		127,371
27,878	Columbia Pipeline Group, Inc.		509,889
13,665	Enbridge, Inc.		507,381
29,816	Energy Transfer Equity LP		620,471
79,620	EnLink Midstream LLC		1,455,454
6,433	Enterprise Products Partners LP		160,182
18,884	Kinder Morgan, Inc.		522,709
3,295	Magellan Midstream Partners LP		198,062
52,253	NuStar GP Holdings LLC		1,396,723
19,209	ONEOK, Inc.		618,530
73,939	Plains GP Holdings LP		1,293,932
14,178	SemGroup Corp.		613,057
23,394	Spectra Energy Corp.		614,560
27,147	Tallgrass Energy GP LP - Cl. A		539,411
15,103	TransCanada Corp.		476,953
36,770	Williams Cos, Inc.		1,354,974
			11,009,659

	TOTAL COMMON STOCK (Cost - $19,187,273)		13,856,629

	TOTAL INVESTMENTS - 99.7% (Cost - $19,187,273) (a)		$ 13,856,629
	OTHER ASSETS LESS LIABILITIES - 0.3%		38,980
	NET ASSETS - 100.0%		$ 13,895,609

* Non-income producing security.
LLC - Limited Liability Company
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $19,169,026 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 27,039
		Unrealized depreciation:	(5,339,436)
		Net unrealized depreciation:	$ (5,312,397)

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 20.5%
	AIRLINES - 1.2%
$ 250,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	$ 244,020
500,000	VistaJet Malta Finance PLC / VistaJet Co. Finance LLC #	7.750	6/1/2020	452,500
				696,520
	COMMERCIAL SERVICES - 1.1%
750,000	Cenveo Corp. #	6.000	8/1/2019	630,000

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
750,000	Fly Leasing Ltd.	6.375	10/15/2021	757,500
250,000	Transworld Systems, Inc. #	9.500	8/15/2021	132,500
				890,000
	ELECTRIC - 1.9%
500,000	Illinois Power Generating Co.	7.000	4/15/2018	450,000
750,000	NRG Energy, Inc.	6.250	7/15/2022	682,500
				1,132,500
	FOOD - 0.4%
250,000	BI-LO LLC / BI-LO Finance Corp. #	9.250	2/15/2019	252,500

	HEALTHCARE-PRODUCTS - 0.4%
250,000	Mallinckrodt International Finance SA	4.750	4/15/2023	216,250

	HOLDING COMPANIES-DIVERSIFIED - 0.6%
375,000	Stena AB #	7.000	2/1/2024	331,875

	IRON/STEEL - 0.5%
490,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	269,500

	MISCELLANEOUS MANUFACTURING - 0.4%
250,000	Jac Holding Corp. #	11.500	10/1/2019	245,625

	OIL & GAS - 0.3%
170,000	Sunoco LP / Sunoco Finance Corp. #	5.500	8/1/2020	167,450

	OIL & GAS SERVICES - 0.3%
250,000	McDermott International, Inc. #	8.000	5/1/2021	208,750

	OTHER ABS - 5.3%
500,000	Allegro CLO II Ltd. #	6.092	1/21/2027	467,500
500,000	Arrowpoint CLO 2014-3 Ltd. #	7.639	10/15/2026	495,000
1,000,000	BlueMountain CLO 2012-1 Ltd. #	5.787	7/20/2023	975,000
500,000	Cutwater 2014-II Ltd. #	6.139	1/15/2027	465,000
250,000	Longfellow Place CLO Ltd. #	6.039	1/15/2024	233,750
500,000	Wellfleet CLO 2015-1 Ltd. #	6.736	9/24/2027	437,500
				3,073,750
	PIPELINES - 1.6%
1,000,000	Rockies Express Pipeline LLC #	6.000	1/15/2019	960,000

	RETAIL - 2.1%
250,000	JC Penney Corp., Inc.	5.750	2/15/2018	240,625
500,000	JC Penney Corp., Inc.	8.125	10/1/2019	500,000
500,000	Ruby Tuesday, Inc.	7.625	5/15/2020	495,000
				1,235,625

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 20.5% (Continued)
	SEMICONDUCTORS - 0.8%
$ 500,000	Micron Technology, Inc.	5.500		2/1/2025	$ 464,375

	TELECOMMUNICATIONS - 1.7%
500,000	Avaya, Inc. #	7.000		4/1/2019	396,250
250,000	Frontier Communications Corp.	6.875		1/15/2025	197,500
500,000	Sprint Communications, Inc.	6.000		11/15/2022	376,250
					970,000
	TRANSPORTATION - 0.4%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	225,000

	TOTAL CORPORATE BONDS (Cost - $13,029,586)				11,969,720

	BANK LOANS - 80.3%
	ADVERTISING - 3.0%
1,234,951	Affinion Group, Inc.	6.750	*	4/30/2018	1,161,626
250,000	Checkout Holding Corp. (Catalina Marketing)	7.750	*	4/11/2022	170,000
495,000	Checkout Holding Corp. (Catalina Marketing)	4.500	*	4/9/2021	425,700
					1,757,326
	AEROSPACE/DEFENSE- 0.8%
477,524	Tasc, Inc.	7.000	*	5/30/2020	479,315

	AUTO PARTS & EQUIPMENT - 3.3%
500,000	Federal-Mogul Holdings Corp.	4.750	*	4/15/2021	475,835
992,500	Key Safety Systems	4.750	*	8/30/2021	972,119
500,000	TI Group Automotive Systems, LLC	4.500	*	6/24/2022	494,582
					1,942,536
	BUILDING MATERIALS - 3.0%
1,248,125	Hanson Building Products - ADR	6.500	*	3/13/2022	1,239,544
500,000	Protection One, Inc.	5.000	*	6/18/2021	500,940
					1,740,484
	CHEMICALS - 0.8%
496,250	Emerald Performance Materials LLC	4.500	*	8/1/2021	494,545

	COMMERCIAL SERVICES - 4.5%
475,000	Harland Clarke Holdings (Valassis)	7.000	*	5/22/2018	474,480
997,500	HealthPort CT Technologies Intermediate Holdings, Inc.	5.250	*	12/1/2021	995,839
744,375	Novitex Acquisition, LLC	7.500	*	7/7/2020	707,156
496,250	Onsite Rental Group	5.500	*	7/31/2021	468,956
					2,646,431
	COMPUTERS - 1.3%
878,225	Sungard Availability Services Capital, Inc.	6.000	*	3/31/2019	749,785

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
452,245	BATS Global Market, Inc.	5.750	*	1/17/2020	455,637
996,250	DTZ	4.250	*	11/4/2021	987,847
496,250	Novolex / Hilex Poly	6.000	*	12/9/2021	495,838
742,443	Sabre GLBL, Inc.	4.000	*	2/19/2019	742,443
500,000	Sitel Wolrdwide Corp.	6.500	*	8/23/2021	495,627
497,500	Tecomet, Inc.	5.750	*	12/5/2021	475,113
					3,652,505

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 80.3% (Continued)
	ELECTRONICS - 1.3%
$ 481,250	Isola USA Corp.	9.250	*	11/29/2018	$ 372,969
492,506	Lonestar Generation LLC (fka Viva Alamo LLC)	5.250	*	2/22/2021	413,705
					786,674
	ENTERTAINMENT - 2.5%
493,763	NEP/NCP HoldCo, Inc.	4.250	*	1/22/2020	485,122
995,000	Scientific Games International	6.000	*	10/1/2021	983,960
					1,469,082
	FINANCE - 0.9%
500,000	CPI International	6.675	*	8/17/2022	497,187

	FOOD - 3.2%
1,369,894	Albertson's LLC	5.500	*	8/25/2021	1,371,929
498,356	Burger King Holding, Inc.	3.750	*	12/10/2021	496,674
					1,868,603
	GAS - 2.1%
746,231	Wayne Fueling Systems (aka Alfred)	4.750	*	6/18/2021	745,533
500,000	Wayne Fueling Systems (aka Alfred)	8.500	*	6/17/2022	497,500
					1,243,033
	HEALTH-CARE PRODUCTS - 0.8%
495,000	Phillips Medsize (Phillips Plastics Corporation)	4.750	*	6/16/2021	494,691

	HEALTH-CARE SERVICES - 3.6%
881,912	Drumm Investors LLC	6.750	*	5/4/2018	889,262
483,601	LifeCare Holdings, Inc.	6.500	*	11/30/2018	482,089
742,491	National Mentor Holdings, Inc.	4.250	*	1/31/2021	737,850
					2,109,201
	HOLDING COMPANIES-DIVERSIFIED - 1.7%
992,500	Travelport LLC	5.750	*	8/13/2021	989,091

	HOUSEHOLD PRODUCTS/WARES - 1.6%
992,826	Sun Products (aka Huish Detergents, Inc.)	5.500	*	3/23/2020	939,049

	INSURANCE - 2.5%
491,197	AmWINS Group, Inc.	5.250	*	9/6/2019	493,854
487,181	Asurion, LLC	5.000	*	7/29/2022	465,989
500,000	Asurion, LLC	5.000	*	5/24/2019	473,985
					1,433,828
	IRON/STEEL - 1.3%
991,256	Essar Steel Algoma, Inc.	7.500	*	8/7/2019	748,398

	LODGING - 2.3%
496,253	Caesars Entertainment Operating Co., Inc.	9.750	*	3/1/2017	451,094
492,500	Caesars Entertainment Resort Properties, LLC (Harrah's)	7.000	*	10/9/2020	461,367
454,632	CityCenter Holdings	4.250	*	10/16/2020	454,062
					1,366,523
	MACHINERY-DIVERSIFIED - 1.6%
987,437	Gardner Denver, Inc.	4.250	*	7/30/2020	933,405

	MEDIA - 5.4%
981,250	ALM Media	5.500	*	7/29/2020	961,625
500,000	Clear Channel Communications, Inc.	6.944	*	1/22/2019	416,015
961,417	Clear Channel Communications, Inc.	7.694	*	7/30/2019	805,187
500,000	CSC Holdings LLC	5.000	*	9/23/2022	497,875
498,750	WideOpenWest Finance, LLC	4.500	*	4/1/2019	494,738
					3,175,440

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 80.3% (Continued)
	OIL & GAS - 2.9%
$ 160,835	Connacher Oil and Gas	11.000		5/23/2018	$ 154,402
335,628	Connacher Oil and Gas	11.000		5/23/2018	290,318
990,000	Energy & Exploration Partners	7.750	*	1/22/2019	755,702
494,309	Tenaska TPF II	5.500	*	10/2/2021	494,878
					1,695,300
	OIL & GAS SERVICES - 2.3%
996,228	McDermott International	5.250	*	4/10/2019	982,530
496,241	Ocean Rig UDW	5.500	*	7/16/2021	333,722
					1,316,252
	PACKAGING & CONTAINERS - 0.9%
500,000	Berry Plastics Group, Inc.	4.000	*	9/16/2022	499,725

	RETAIL - 4.0%
500,000	David's Bridal, Inc.	5.250	*	10/11/2019	438,333
250,000	Gymboree Corp.	5.000	*	2/23/2018	165,594
994,950	Neiman Marcus (fka Mariposa Merger)	4.250	*	10/25/2020	975,672
498,750	Petsmart	4.250	*	3/10/2022	498,461
250,000	TGI Friday's, Inc.	5.250	*	7/15/2020	250,521
					2,328,581
	SEMICONDUCTORS - 1.3%
744,318	Freescale Semiconductor, Inc.	5.000	*	1/15/2021	745,714

	SOFTWARE - 6.9%
1,488,254	BMC Software Finance, Inc.	5.000	*	9/10/2020	1,357,660
1,215,703	Presidio, Inc.	5.250	*	2/2/2022	1,215,320
498,750	Riverbed Technologies	6.000	*	4/24/2022	500,204
526,722	RP Crown Parent, LLC (RedPrairie)	6.000	*	12/21/2018	470,100
467,281	Serena Software, Inc. (Spartacus Merger)	7.500	*	4/14/2020	466,989
					4,010,273
	TELECOMMUNICATIONS - 4.7%
1,369,896	Avaya, Inc.	6.250	*	5/29/2020	1,081,361
485,764	Birch Communications	7.750	*	7/8/2020	486,371
244,375	FairPoint Communications, Inc.	7.500	*	2/14/2019	245,928
500,000	Level 3 Communications, Inc.	4.000	*	1/15/2020	499,187
417,976	Transaction Network Services, Inc.	5.000	*	2/14/2020	418,369
					2,731,216
	TRANSPORTATION - 3.5%
856,117	Blue Bird Body Company	6.500	*	6/27/2020	856,117
1,235,902	YRC Worldwide, Inc.	8.250	*	2/13/2019	1,198,825
					2,054,942

	TOTAL BANK LOANS (Cost - $48,985,915)				46,899,135

	SHORT-TERM INVESTMENTS - 0.3%
164,462	Fidelity Institutional Government Money Market Portfolio, 0.01% **				164,462
	TOTAL SHORT-TERM INVESTMENTS (Cost - $164,462)				164,462

	TOTAL INVESTMENTS - 101.1% (Cost - $62,179,963) (a)				$ 59,033,317
	LIABILITIES LESS OTHER ASSETS - (1.1) %				(617,358)
	NET ASSETS - 100.0%				$ 58,415,959

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

* Floating Rate, rate shown represents the rate at September 30, 2015.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $7,589,720 or 12.99% of net assets.
LLC - Limited Liability Company
ULC - Unlimited Liability Corporation
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $62,179,962 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 191,319
	Unrealized depreciation:	(3,337,964)
	Net unrealized depreciation:	$ (3,146,645)

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - 48.8%
	DEBT FUNDS - 44.3%
9,100	PowerShares Senior Loan Portfolio			$ 209,664
300	ProShares UltraShort 20+ Year Treasury			13,011
5,350	SPDR Barclays High Yield Bond ETF			190,781
				413,456
	EQUITY FUNDS - 4.5%
750	ProShares Short S&P 500 *			16,883
250	ProShares UltraShort Russell 2000 *			10,845
600	VelocityShares Daily Inverse VIX Short Term ETN *			14,610
				42,338

	TOTAL EXCHANGE TRADED FUNDS (Cost - $487,779)			455,794

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 45.6%
	AIRLINES - 7.8%
$ 25,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	24,402
50,000	American Airlines Group, Inc. #	4.625	3/1/2020	48,750
				73,152
	COMMERCIAL SERVICES - 4.7%
52,000	Cenveo Corp. #	6.000	8/1/2019	43,680

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
25,000	Fly Leasing Ltd.	6.375	10/15/2021	25,250
25,000	NewStar Financial, Inc. #	7.250	5/1/2020	24,875
				50,125
	INTERNET - 2.7%
25,000	Netflix, Inc. #	5.500	2/15/2022	25,250

	IRON/STEEL - 1.5%
25,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	13,750

	MEDIA - 1.4%
15,000	iHeartCommunications, Inc.	10.625	3/15/2023	12,750

	MINING - 1.9%
25,000	Barminco Finance Pty Ltd. #	9.000	6/1/2018	18,188

	OIL & GAS - 4.2%
25,000	Sunoco LP / Sunoco Finance Corp. #	5.500	8/1/2020	24,625
25,000	Ultra Petroleum Corp. #	6.125	10/1/2024	14,250
				38,875
	PIPELINES - 2.6%
25,000	Rockies Express Pipeline LLC #	6.000	1/15/2019	24,000

	REITS - 5.0%
25,000	Communications Sales & Leasing, Inc. #	6.000	4/15/2023	22,250
25,000	Equinix, Inc.	5.750	1/1/2025	24,812
				47,062
	RETAIL - 2.7%
26,000	JC Penney Corp., Inc.	5.750	2/15/2018	25,025

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 45.6% (Continued)
	SEMICONDUCTORS - 2.5%
$ 25,000	Micron Technology, Inc.	5.500	2/1/2025	$ 23,219

	TELECOMMUNICATIONS - 3.2%
25,000	Avaya, Inc. #	10.500	3/1/2021	11,500
25,000	Sprint Communications, Inc.	6.000	11/15/2022	18,812
				30,312

	TOTAL CORPORATE BONDS (Cost - $477,083)			425,388

	SHORT-TERM INVESTMENTS - 11.2%
104,374	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **			104,374
	TOTAL SHORT-TERM INVESTMENTS (Cost - $104,374)			104,374

	TOTAL INVESTMENTS - 105.6% (Cost - $1,069,236) (a)			$ 985,556
	OTHER LIABILITIES LESS ASSETS - (5.6) %			(52,472)
	NET ASSETS - 100.0%			$ 933,084

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $295,520 or 31.67 % of net assets.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,071,010 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 647
		Unrealized depreciation:		(86,101)
		Net unrealized depreciation:		$ (85,454)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CONVERITBLE BONDS - 6.0%
	BIOTECHNOLOGY - 6.0%
$ 1,662,000	PDL BioPharma, Inc.	4.0000	2/1/2018	$ 1,464,638

	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc. ^ + #			-

	TOTAL CONVERITBLE BONDS (Cost - $4,457,307)			1,464,638

	CORPORATE BONDS - 84.4%
	AUTO PARTS & EQUIPMENT - 4.5%
1,317,000	Titan International, Inc.	6.8750	10/1/2020	1,103,811

	COAL - 0.7%
4,597,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	172,388

	COMMERCIAL SERVICES - 3.9%
968,000	Rent-A-Center, Inc.	6.6250	11/15/2020	948,640

	COSMETICS/PERSONAL CARE - 3.7%
1,529,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	917,400

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
3,200,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,056,000

	ELECTRIC - 3.9%
1,110,000	GenOn Americas Generation LLC	8.5000	10/1/2021	949,161

	ELECTRICAL COMPONENTS & EQUIPMENT - 7.9%
1,412,000	General Cable Corp.	5.7500	10/1/2022	1,200,200
1,056,000	GrafTech International Ltd.	6.3750	11/15/2020	739,200
				1,939,400
	LODGING - 7.0%
1,940,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	1,552,000
153,000	MGM Resorts International	11.3750	3/1/2018	175,185
				1,727,185
	MINING - 15.9%
2,003,000	Coeur Mining, Inc.	7.8750	2/1/2021	1,201,800
1,890,000	Hecla Mining Co.	6.8750	5/1/2021	1,521,450
1,230,000	HudBay Minerals, Inc.	9.5000	10/1/2020	982,462
3,376,000	Molycorp, Inc.	10.0000	6/1/2020	189,900
				3,895,612
	OIL & GAS - 8.3%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	1,064,306
1,831,000	Penn Virginia Corp.	7.2500	4/15/2019	411,975
2,552,000	SandRidge Energy, Inc.	8.1250	10/15/2022	548,680
				2,024,961
	OIL & GAS SERVICES - 5.1%
1,934,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	1,242,595

	RETAIL - 2.9%
711,000	Cash America International, Inc.	5.7500	5/15/2018	712,778

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 84.4% (Continued)
	SEMICONDUCTORS - 5.0%
$ 1,933,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	$ 1,237,120

	TELECOMMUNICATIONS - 9.2%
1,123,000	EarthLink Holdings Corp.	7.3750	6/1/2020	1,153,882
1,400,000	Sprint Capital Corp.	8.7500	3/15/2032	1,088,500
				2,242,382
	TRANSPORTATION - 2.1%
542,000	Era Group, Inc.	7.7500	12/15/2022	517,610

	TOTAL CORPORATE BONDS (Cost - $35,542,716)			20,687,043

Shares
	SHORT-TERM INVESTMENTS - 4.9%
1,201,655	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *			1,201,655
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,201,655)			1,201,655

	TOTAL INVESTMENTS - 95.3% (Cost - $41,201,678)			$ 23,353,336
	OTHER ASSETS LESS LIABILITIES - 4.7%			1,159,514
	NET ASSETS - 100.0%			$ 24,512,850

LLC - Limited Liability Company
* Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
^ The security is illiquid; total illiquid securities represent 0.00% of net assets.
+ Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $41,211,958 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ -
		Unrealized depreciation:		(17,858,622)
		Net unrealized depreciation:		$ (17,858,622)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares				Value
	COMMON STOCK - 52.2%
	INVESTMENT COMPANIES - 29.0%
91,400	American Capital Ltd. *			$ 1,111,424
115,463	Apollo Investment Corp.			632,737
108,000	Fifth Street Finance Corp.			666,360
19,956	Oaktree Capital Group LLC			987,822
116,675	PennantPark Investment Corp.			754,887
126,900	Prospect Capital Corp.			904,797
55,200	Solar Capital Ltd.			873,264
				5,931,291
	PRIVATE EQUITY - 13.1%
68,900	Apollo Global Management LLC - Cl. A			1,183,702
20,211	Blackstone Group LP			640,083
51,000	KKR & Co. LP - Miscellaneous			855,780
				2,679,565
	REITS - 6.1%
45,300	Equity Commonwealth			1,233,972

	RETAIL - 3.4%
112,900	Ezcorp, Inc.			696,593

	TOYS/GAMES/HOBBIES - 0.6%
170,000	LeapFrog Enterprises, Inc. - Cl. A			121,295

	TOTAL COMMON STOCK (Cost - $15,708,563)			10,662,716

	EXCHANGE TRADED FUNDS - 6.1%
	EQUITY FUND - 6.1%
125,300	iShares Mortgage Real Estate Capped ETF			1,245,482
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,554,725)			1,245,482

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 0.3%
	BIOTECHNOLOGY - 0.3%
$ 68,000	PDL BioPharma, Inc.	4.0000	2/1/2018	59,925

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. + ^ #			-

	TOTAL CONVERTIBLE BONDS (Cost - $1,837,101)			59,925

	CORPORATE BONDS - 39.0%
	AUTO PARTS & EQUIPMENT - 5.0%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	1,013,293

	COAL - 0.7%
974,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	36,525
1,512,000	Arch Coal, Inc.	7.0000	6/15/2019	113,400
				149,925
	COSMETICS/PERSONAL CARE - 5.8%
1,968,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	1,180,800

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,320,000	Community Choice Financial, Inc.	10.7500	5/1/2019	435,600

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 39.0% (Continued)
	LODGING - 3.8%
$ 982,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	$ 785,600

	MINING - 0.7%
2,395,000	Molycorp, Inc.	10.0000	6/1/2020	134,719

	OIL & GAS - 3.8%
964,000	Penn Virginia Corp.	7.2500	4/15/2019	216,900
2,605,000	SandRidge Energy, Inc.	8.1250	10/15/2022	560,075
				776,975
	OIL & GAS SERVICES - 7.2%
2,291,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	1,471,967

	SEMICONDUCTORS - 5.2%
1,672,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,070,080

	TELECOMMUNICATIONS - 4.7%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	958,658

	TOTAL CORPORATE BONDS (Cost - $16,708,570)			7,977,617

Shares
	SHORT-TERM INVESTMENTS - 0.4%
75,314	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *			75,314
	TOTAL SHORT-TERM INVESTMENTS (Cost - $75,314)			75,314

	TOTAL INVESTMENTS - 98.0% (Cost - $35,884,273) (a)			$ 20,021,054
	OTHER ASSETS LESS LIABILITIES - 2.0%			415,459
	NET ASSETS - 100.0%			$ 20,436,513

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
^ The security is illiquid; total illiquid securities represent 0.00% of net assets.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
+ Represents issuer in default on interest payments; non-income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $35,616,079 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 550,547
		Unrealized depreciation:		(16,145,572)
		Net unrealized depreciation:		$ (15,595,025)

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 0.7% *
	PUT OPTIONS PURCHASED - 0.6%
50	S&P 500 Index Future	10/16/2015 - $1,800	$ 108,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $70,000)		108,750

	CALL OPTIONS PURCHASED - 0.1%
150	S&P 500 Index Future	10/16/2015 - $2,080	9,375
	TOTAL CALL OPTIONS PURCHASED (Cost - $13,125)		9,375

	TOTAL PURCHASED OPTIONS (Cost - $83,125)		118,125

Shares
	SHORT-TERM INVESTMENTS - 66.8%
5,525,545	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		5,525,545
500,000	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.21% (b)		500,000
500,000	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.21% (b)		500,000
500,000	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Advantage Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Max Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Premier Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Select Money Market Fund, Institutional Class, 0.22% (b)		500,000
500,000	TCG US Government Ultra Money Market Fund, Institutional Class, 0.22% (b)		500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,525,545)		10,525,545

	TOTAL INVESTMENTS - 67.5% (Cost - $10,608,670) (c)		$ 10,643,670
	OTHER ASSETS LESS LIABILITIES - 32.5%		5,113,536
	NET ASSETS - 100.0%		$ 15,757,206

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (2.6) % *
	PUT OPTIONS WRITTEN - (1.5) %
50	S&P 500 Index Future	10/16/2015 - $1,720	33,750
150	S&P 500 Index Future	10/16/2015 - $1,740	136,875
50	S&P 500 Index Future	10/23/2015 - $1,710	57,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $224,375)		228,125

	CALL OPTIONS WRITTEN - (1.1) %
75	S&P 500 Index Future	10/16/2015 - $1,990	93,750
50	S&P 500 Index Future	10/16/2015 - $2,000	44,375
50	S&P 500 Index Future	10/16/2015 - $2,005	36,875
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $104,688)		175,000

	TOTAL OPTIONS WRITTEN (Premiums Received - $329,063) (c)		$ 403,125

* Non-income producing security.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
(a) Each contract is equivalent to one underlying futures contract.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $10,702,520 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.3%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 44.3%
$ 216,522	Freddie Mac REMICS	7.5935	*	1/15/2029	$ 51,679
27,017	Freddie Mac REMICS	13.9043	*	12/15/2032	37,052
2,462	Freddie Mac REMICS	13.9869	*	9/15/2034	2,803
1,102,937	Freddie Mac REMICS	6.4435	*	4/15/2036	219,748
485,139	Freddie Mac REMICS	3.0000		6/15/2037	490,582
654,574	Freddie Mac REMICS	5.8935	*	7/15/2039	105,193
50,452	Freddie Mac REMICS	6.5935	*	9/15/2039	7,512
359,329	Freddie Mac REMICS	6.3935	*	12/15/2039	59,580
102,004	Freddie Mac REMICS	4.0000		8/15/2040	13,927
172,659	Freddie Mac Strips	7.0000		4/1/2027	38,119
					1,026,195
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.3%
155,030	Fannie Mae Interest Strip	7.5000		7/25/2022	28,035
82,106	Fannie Mae Interest Strip	8.0000		7/25/2024	17,458
107,756	Fannie Mae Interest Strip	8.5000		10/25/2025	24,935
37,041	Fannie Mae Interest Strip	7.5000	*	9/25/2037	10,138
162,654	Fannie Mae Interest Strip	4.5000		11/25/2039	28,028
346,103	Fannie Mae Interest Strip	4.5000		11/25/2039	63,456
46,895	Fannie Mae Interest Strip	5.0000		3/25/2041	9,837
293,483	Fannie Mae REMICS	7.8061	*	9/25/2023	58,167
735,987	Fannie Mae REMICS	3.0000		2/25/2033	108,702
358,336	Fannie Mae REMICS	8.0561	*	6/25/2033	84,687
10,672	Fannie Mae REMICS	13.8522	*	7/25/2034	14,847
532,982	Fannie Mae REMICS	5.6761	*	8/25/2037	96,617
94,070	Fannie Mae REMICS	4.5000	*	12/25/2041	19,622
230,841	Fannie Mae REMICS	5.9661	*	10/25/2042	40,779
226,484	Fannie Mae Pool	3.5000		6/1/2042	236,821
					842,129
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.7%
17,860	Government National Mortgage Association	25.6458	*	11/16/2024	30,038
65,155	Government National Mortgage Association	7.8910	*	6/16/2032	17,374
54,043	Government National Mortgage Association	8.7658	*	4/20/2034	60,306
85,132	Government National Mortgage Association	5.8910	*	10/16/2034	15,006
93,025	Government National Mortgage Association	5.0000		3/20/2039	8,924
					131,648

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $1,976,871)				1,999,972

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 2.7%
59,508	ML Trust XLIV	9.0000		8/20/2020	62,139
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $59,550)				62,139

Shares
	SHORT-TERM INVESTMENTS - 9.8%
226,703	Fidelity Institutional Money Market Portfolio, Class I, 0.17% **				226,703
	TOTAL SHORT-TERM INVESTMENTS (Cost - $226,703)				226,703

	TOTAL INVESTMENTS - 98.8% (Cost - $2,263,124) (a)				$ 2,288,814
	OTHER ASSETS LESS LIABILITIES - 1.2%				28,479
	NET ASSETS - 100.0%				$ 2,317,293

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

* Floating or variable rate security; rate shown represents the rate at September 30, 2015.
** Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
REMICS - Real Estate Mortgage Investment Conduit
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,262,625 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 81,653
		Unrealized depreciation:	(55,464)
		Net unrealized appreciation:	$ 26,189

Short Contracts			Unrealized Loss
	SHORT FUTURES CONTRACTS - (0.2) %
8	2-Year Bond Future, Maturing December 2015
	(Underlying Face Amount at Value $876,128)		$ (2,875)
1	90Day Euro$ Future, Maturing December 2016
	(Underlying Face Amount at Value $247,638)		(1,163)
1	90Day Euro$ Future, Maturing March 2017
	(Underlying Face Amount at Value $247,325)		(1,300)
1	90Day Euro$ Future, Maturing June 2017
	(Underlying Face Amount at Value $247,000)		(1,438)
1	90Day Euro$ Future, Maturing September 2017
	(Underlying Face Amount at Value $246,700)		(750)
1	90Day Euro$ Future, Maturing December 2017
	(Underlying Face Amount at Value $246,388)		(1,700)
1	90Day Euro$ Future, Maturing March 2018
	(Underlying Face Amount at Value $246,125)		(1,750)
1	90Day Euro$ Future, Maturing June 2018
	(Underlying Face Amount at Value $245,863)		(1,800)
1	90Day Euro$ Future, Maturing September 2018
	(Underlying Face Amount at Value $245,613)		(1,837)
1	90Day Euro$ Future, Maturing December 2018
	(Underlying Face Amount at Value $245,363)		(1,862)
1	90Day Euro$ Future, Maturing March 2019
	(Underlying Face Amount at Value $245,138)		(1,900)
1	90Day Euro$ Future, Maturing June 2019
	(Underlying Face Amount at Value $244,900)		(1,887)
1	90Day Euro$ Future, Maturing September 2019
	(Underlying Face Amount at Value $244,675)		(888)
	Net Unrealized Loss From Open Short Futures Contracts		$ (21,150)

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2015

The following is a summary of significant accounting policies consistently followed by the Catalyst Small-Cap Insider Buying Fund (“Small-Cap Insider Fund”), Catalyst Hedged Insider Buying Fund ("Hedged Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Activist Investor Fund ("Activist Investor Fund"), Catalyst Insider Income Fund ("Insider Income Fund"), Catalyst Hedged Commodity Strategy Fund ("Hedged Commodity Strategy Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund"), Catalyst Intelligent Alternative Fund ("Intelligent Alternative Fund"), Catalyst IPOx Allocation Fund ("IPOx Allocation Fund"), Catalyst Dynamic Alpha Fund (“Dynamic Alpha Fund”), Catalyst Auctos Multi Strategy Fund ("Auctos Multi Strategy Fund"), Catalyst/EquityCompass Buyback Strategy Fund ("Buyback Strategy Fund"), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst/Groesbeck Aggressive Growth of Income Fund (“Aggressive Growth Fund”), Catalyst/Lyons Hedged Premium Return Fund ("Hedged Premium Return Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst Macro Strategy Fund ("Macro Strategy Fund"), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst MLP & Infrastructure Fund ("MLP & Infrastructure Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst/Princeton Hedged Income Fund ("Hedged Income Fund"), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst Time Value Trading Fund ("Time Value Trading Fund"), Catalyst/Stone Beach Income Opportunity Fund ("Stone Beach Fund"), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2015:

Assets *	Small-Cap Insider	Hedged	Insider	Insider Long/	Activist
Level 1	Fund	Insider Fund	Buying Fund	Short Fund	Investor Fund
Common Stock	$ 45,450,226	$ 6,333,280	$ 266,647,138	$ 8,077,302	$ 250,655
Put Options Purchased	-	1,042,950	-	-	-
Call Options Purchased	-	94,000	-	-	-
Warrants	932,510	-	-	-	-
Short-Term Investments	13,603,964	2,303,817	-	209,427	39,627
Total Level 1	$ 59,986,700	$ 9,774,047	$ 266,647,138	$ 8,286,729	$ 290,282

Level 2
Short-Term Investments	$ -	$ -	$ -	399,570	$ -
Total Level 2	$ -	$ -	$ -	$ 399,570	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 59,986,700	$ 9,774,047	$ 266,647,138	$ 8,686,299	$ 290,282

Assets *	Insider	Hedged Commodity	Hedged Futures	Intelligent	IPOx Allocation
Level 1	Income Fund	Strategy Fund	Strategy Fund	Alternative Fund	Fund
Mutual Funds	$ -	$ -	$ -	$ 1,796,200	$ -
Put Options Purchased	-	-	41,162,500	-	-
Call Options Purchased	-	-	1,596,250	-	-
Short-Term Investments	78,476	-	1,653,555,379	463,079	-
Total Level 1	$ 78,476	$ -	$ 1,696,314,129	$ 2,259,279	$ -

Level 2
Corporate Bonds	$ 839,843	$ -	$ -	$ -	$ -
Total Level 2	$ 839,843	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 918,319	$ -	$ 1,696,314,129	$ 2,259,279	$ -

Assets *	Dynamic Alpha	Auctos Multi	Buyback	Growth of Income	Aggressive
Level 1	Fund	Strategy Fund	Strategy Fund	Fund	Growth Fund
Common Stock	$ 156,684,767	$ -	$ 11,170,990	$ 17,066,826	$ 968,495
Short-Term Investments	2,628,298	3,268,075	696,474	1,596,469	80,467
Short Futures		80,876
Total Level 1	$ 159,313,065	$ 3,348,951	$ 11,867,464	$ 18,663,295	$ 1,048,962

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 159,313,065	$ 3,348,951	$ 11,867,464	$ 18,663,295	$ 1,048,962

Assets *	Hedged Premium	Tactical	Macro Strategy	Global Capital	Global Total
Level 1	Return Fund	Allocation Fund	Fund	Appreciation Fund	Return Income Fund
Common Stock	$ 5,990,778	$ 135,376,207	$ 89,084	$ 25,714,104	$ 9,891,069
Exchange Traded Funds	-	-	21,485	-	-
Mutual Funds	-	-	1,406	-	-
Put Options Purchased	112,725	-	23,893,043	-	-
Call Options Purchased	-	-	25,702,956	-	-
Short-Term Investments	22,050	272,652	79,294,072	2,063,892	1,190,064
Total Level 1	$ 6,125,553	$ 135,648,859	$ 129,002,046	$ 27,777,996	$ 11,081,133

Level 2
Corporate Bonds	$ -	$ -	$ -	$ -	$ 6,488,776
Total Level 2	$ -	$ -	$ -	$ -	$ 6,488,776

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 6,125,553	$ 135,648,859	$ 129,002,046	$ 27,777,996	$ 17,569,909

Assets *	MLP & Infrastructure	Floating Rate	Hedged	High Income	Total Return
Level 1	Fund	Income Fund	Income Fund	Fund	Income Fund
Common Stock	$ 13,856,629	$ -	$ -	$ -	$ 10,662,716
Exchange Traded Funds	-	-	455,794	-	1,245,482
Short-Term Investments	-	164,462	104,374	1,201,655	75,314
Total Level 1	$ 13,856,629	$ 164,462	$ 560,168	$ 1,201,655	$ 11,983,512

Level 2
Convertible Bonds	$ -	$ -	$ -	$ 1,464,638	$ 59,925
Corporate Bonds	-	11,969,720	425,388	20,687,043	7,977,617
Bank Loans	-	46,899,135	-	-	-
Total Level 2	$ -	$ 58,868,855	$ 425,388	$ 22,151,681	$ 8,037,542

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 13,856,629	$ 59,033,317	$ 985,556	$ 23,353,336	$ 20,021,054

Assets *	Time Value	Stone Beach
Level 1	Trading Fund	Fund
Put Options Purchased	$ 108,750	$ -
Call Options Purchased	9,375	-
Short-Term Investments	10,525,545	226,703
Futures Contracts	-	-
Total Level 1	$ 10,643,670	$ 226,703

Level 2
US Government Agencies	$ -	$ 1,999,972
Private Collateralized Mort. Obligations	-	62,139
Total Level 2	$ -	$ 2,062,111

Level 3
Total Level 3	$ -	$ -
Total Assets	$ 10,643,670	$ 2,288,814

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.
The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2015	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized appreciation	-	-
Capital distribution	-	-
Tax basis adjustment	-	-
Net transfers in/(out) of Level 3		-
Ending balance September 30, 2015	$ -	$ -

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
Total Fair Value Securities		$ -
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
Total Fair Value Securities		$ -

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

Liabilities *	Hedged	Insider Long/	Hedged Futures	Auctos Multi	Hedged Premium
Level 1	Insider Fund	Short Fund	Strategy Fund	Strategy Fund	Return Fund
Common Stock Sold Short	$ -	$ 8,790,218	$ -	$ -	$ -
Put Options Written	-	-	27,200,000	-	70,065
Call Options Written	124,200	-	1,613,125	-	-
Long Futures Contracts	-	-	-	18,259
Total Level 1	$ 124,200	$ 8,790,218	$ 28,813,125	$ 18,259	$ 70,065

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Liabilities	$ 124,200	$ 8,790,218	$ 28,813,125	$ 18,259	$ 70,065

Liabilities *	Macro Strategy	Global Capital	Global Total	Time Value	Stone Beach
Level 1	Fund	Appreciation Fund	Return Income Fund	Trading Fund	Fund
Exchange Traded Funds Sold Short	$ 32,569,463	$ -	$ -	$ -	$ -
Put Options Written	1,350	-	-	228,125	-
Call Options Written	184,500	75,985	35,420	175,000	-
Short Future Contracts	-	-	-	-	21,150
Total Level 1	$ 32,755,313	$ 75,985	$ 35,420	$ 403,125	$ 21,150

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Liabilities	$ 32,755,313	$ 75,985	$ 35,420	$ 403,125	$ 21,150

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Certain Funds invest in affiliated underlying funds (the "Catalyst Advised Funds"), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund's assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund's portfolio. In addition, the Advisor may have an incentive to allocate the Fund's assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2015, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Hedged Premium Return Fund, Macro Strategy Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds ("ETFs"). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2015, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Insider Fund	Purchased Options	Equity	$ (607,943)
	Written Options	Equity	(31,854)
Hedged Futures Strategy Fund	Purchased Options	Equity	(104,893,125)
	Written Options	Equity	118,713,100
Auctos Multi Strategy Fund	Futures	Commodity	15,312
		Equity	(282)
		Foreign Exchange	12,411
		Interest Rate	35,176
Hedged Premium Return Fund	Purchased Options	Equity	(31,699)
	Written Options	Equity	40,686
Macro Strategy Fund	Purchased Options	Equity	(11,986,308)
	Written Options	Equity	(1,938)
Global Capital Appreciation Fund	Written Options	Equity	72,110
Global Total Return Income Fund	Written Options	Equity	3,490
Time Value Trading Fund	Purchased Options	Equity	35,000
	Written Options	Equity	(74,062)
Stone Beach Fund	Futures	Interest Rate	(21,150)

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2015, is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the three months ended September 30, 2015, were as follows:

	Hedged Insider Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of year	1,075	$ 208,546
Options written	90	156,054
Options covered	(1,075)	(208,546)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	90	$ 156,054

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding beginning of year	82,575	$ 112,396,996	13,000	$ 4,341,000
Options written	85,050	100,075,600	34,500	63,630,500
Options covered	(47,750)	(53,081,554)	(9,000)	(1,381,250)
Options exercised	-	-	-	-
Options expired	(57,685)	(65,930,068)	(19,000)	(13,646,500)
Options outstanding end of period	62,390	$ 93,460,974	19,500	$ 52,943,750

	Hedged Premium Return Fund
	Put Options
	Number of Options *	Option Premiums
Options outstanding beginning of year	34	$ 57,935
Options written	67	236,387
Options covered	(74)	(183,571)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	27	$ 110,751

	Macro Strategy Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	800	$ 218,164	-	$ -
Options written	8,755	16,163,747	530	1,249,074
Options covered	(8,955)	(16,199,538)	(520)	(1,247,535)
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options outstanding end of period	600	$ 182,373	10	$ 1,539

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	734	$ 160,987	330	$ 69,955
Options written	63	27,027	70	30,567
Options covered	-	-	(80)	(48,716)
Options exercised	-	-	-	-
Options expired	(80)	(39,919)	(100)	(12,896)
Options outstanding end of period	717	$ 148,095	220	$ 38,910

	Time Value Trading Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding beginning of year	200	$ 130,000	638	$ 8,369,500
Options written	10,075	7,349,270	8,902	10,017,875
Options covered	(9,800)	(7,204,582)	(9,090)	(18,020,500)
Options exercised	(200)	(120,000)	-	-
Options expired	(100)	(50,000)	(200)	(142,500)
Options outstanding end of period	175	$ 104,688	250	$ 224,375

* One option contract is equivalent to one hundred shares of common stock
** One option contract is equivalent to one futures contract

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 27, 2015

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 27, 2015